                                                                     [NACO LOGO]


                                      NACo
                                    VARIABLE
                                     ACCOUNT

                                   [GRAPHIC]

                                  ANNUAL REPORT
                                       TO
                      PARTICIPANTS AND RETIRED PARTICIPANTS
                                DECEMBER 31, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO         [Nationwide Logo]

                               [NATIONWIDE LOGO]


                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                          [Photo of Joseph J. Gasper]


                               PRESIDENT'S MESSAGE

     We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the NACo Variable Account.

     Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

     The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

     We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.




                               /s/ Joseph J. Gasper
                               --------------------
                           Joseph J. Gasper, President
                                February 16, 1999

CONTENTS

HOW TO READ THE ANNUAL REPORT .........................................   5
     Explanation on how to read and understand the various financial reports


FUND PERFORMANCES .....................................................   6


STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY ..........  10


STATEMENTS OF OPERATIONS AND CHANGES
IN CONTRACT OWNERS' EQUITY ............................................  13


NOTES TO FINANCIAL STATEMENTS .........................................  27


INDEPENDENT AUDITORS' REPORT ..........................................  41

HOW TO READ THE ANNUAL REPORT

This Annual Report is sent to all customers who own a Nationwide annuity with all or some of the funds in the NACo Variable Account (the Account). The Account is a separate account trust which offers investment options in fifty-three mutual funds from twenty mutual fund houses.

The Annual Report has two major financial sections.

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement, beginning on page 10, lists all the funds in the Account, the number of shares owned, the amount paid for the shares (i.e., cost) and their market value on December 31, 1998. The funds are presented in alphabetical order. The market value of the assets change as the underlying mutual fund shares change in value. As contract owners make exchanges between the funds, the number of shares in each fund increases and decreases. When money is deposited (withdrawn) by contract owners, shares of the mutual funds are bought (sold) by the Account. The total market value of the funds is equal to the Total investments.

Accounts receivable, if applicable, is an asset of the Account for money market fund shares or reinvested dividend shares added to the contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equals Total assets.

Accounts payable, if applicable, is a liability of the Account for money market fund shares deducted from the contract owners' accounts, but not yet deducted from Total investments.

Total assets minus Accounts payable equals Contract owners' equity. For a summary of Contract owners' equity by fund series turn to page 31.

STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY

These statements, found on page 13, show the activity in the Account for the periods stated herein.

The Investment activity section shows the changes in unrealized gain (loss) of the mutual funds in the Account, realized gain (loss) as shares of the funds are bought (sold), mortality, expense and administration charges and the variable account fee which are assessed through the daily unit value calculations, and dividends and capital gains earnings from the underlying mutual funds.

The Equity transactions section illustrates the receipt of purchase payments by the Account as new contracts are sold, existing contract owners deposit additional funds; and deductions from the Account when money is withdrawn, contracts are canceled, annuity benefits are paid, and annual contract maintenance charges and contingent deferred sales charges are assessed.

Net change in contract owners' equity equals Investment activity plus Equity transactions.

The Contract owners' equity at the beginning of the period plus the Net change in contract owners' equity equals the Contract owners' equity at the end of the period. Contract owners' equity at the end of the calendar year will equal the Contract owners' equity at the beginning of the next year.

As you review the following pages of the Annual Report, the Notes to Financial Statements, beginning on page 27, will also help explain and clarify the various statements and schedules.

FUND PERFORMANCES

                 Average Annual Total Return: Non-Standardized++
 Percent Change in Net Assets with Capital Gains and Income Dividends Reinvested

  Funds+

                                                               Year          Year      3 Years       5 Years     10 Years
                                                               1998          1997       1/1/96-       1/1/94-      1/1/89-
                                                                                       12/31/98      12/31/98     12/31/98


  LIFE DESIGN SERIES
  Aggressive Portfolio                                         N/A           N/A           N/A         N/A          N/A
  Moderately Aggressive Portfolio                              N/A           N/A           N/A         N/A          N/A
  Moderate Portfolio                                           N/A           N/A           N/A         N/A          N/A
  Moderately Conservative Portfolio                            N/A           N/A           N/A         N/A          N/A
  Conservative Portfolio                                       N/A           N/A           N/A         N/A          N/A
  VERY HIGH
  American Century: Twentieth Century Growth Fund*           35.48%        28.06%        25.49%      18.12%       17.61%
  American Century:
    Twentieth Century International Discovery Fund           16.76%          N/A         20.92%        N/A          N/A
  American Century: Twentieth Century Ultra Fund, Inc.       33.27%        21.97%        22.38%      19.00%       22.83%
  INVESCO Dynamics Fund                                      22.47%          N/A         20.18%      18.10%       18.92%
  Mass. Investors Growth Stock Fund*                         38.68%        46.75%        35.29%      23.80%       20.50%
  NSAT Small Company Fund                                     0.05%          N/A         12.26%        N/A          N/A
  Prestige Small Capital Fund                                  N/A           N/A           N/A         N/A          N/A
  Putnam Voyager Fund                                        22.88%        24.79%        19.66%      18.80%       19.17%
  Warburg Pincus Emerging Growth Fund                         4.82%          N/A         11.07%      14.15%       15.42%
  HIGH
  Dreyfus Appreciation Fund                                  29.61%          N/A         26.90%      23.44%       17.37%
  Dreyfus Third Century Fund                                 28.94%        28.15%        26.72%      20.20%       15.72%
  Fidelity Advisor Growth Opportunities Fund                 23.03%          N/A           N/A         N/A          N/A
  Fidelity Contrafund*                                       30.28%        21.84%        24.23%      20.45%       22.88%
  Fidelity Magellan(R) Fund*                                 32.36%        25.40%        22.45%      19.34%       18.76%
  Fidelity OTC Portfolio                                     39.05%         8.87%        22.88%      19.61%       18.38%
  MFS(R) Growth Opportunities Fund*                          27.95%        22.12%        23.55%      18.99%       15.66%
  Morgan Stanley Institutional Fund                          17.66%          N/A           N/A         N/A          N/A
  Nationwide(R) Growth Fund*                                 22.58%        25.04%        21.00%      17.82%       13.99%
  Neuberger & Berman Partners Trust                           5.14%          N/A         18.97%      17.20%         N/A
  Oppenheimer Global Fund                                    11.35%          N/A         15.66%      11.15%       12.65%
  Prestige International Fund                                  N/A           N/A           N/A         N/A          N/A
  Prestige Large Capital Growth Fund                           N/A           N/A           N/A         N/A          N/A
  Putnam Investors Fund                                      34.24%        33.22%        29.08%      22.95%       19.02%
  Seligman Growth Fund, Inc.                                 33.96%        16.99%        23.43%      17.92%       16.29%
  T. Rowe Price International Stock Fund(R)                  15.04%         1.73%        10.37%       7.84%        9.41%
  Templeton Foreign Fund                                     -5.79%         5.64%         5.17%       4.95%        9.56%

FUND PERFORMANCES

                 Average Annual Total Return: Non-Standardized++
 Percent Change in Net Assets with Capital Gains and Income Dividends Reinvested

  Funds+

                                                              Year          Year       3 Years       5 Years     10 Years
                                                              1998          1997        1/1/96-       1/1/94-      1/1/89-
                                                                                       12/31/98      12/31/98     12/31/98
  MODERATE
  American Century: Income & Growth Fund                     26.49%          N/A         27.48       22.57          N/A
  Dreyfus Premier Midcap Stock Fund                           7.61%          N/A         21.88%        N/A          N/A
  Evergreen Income and Growth Fund*                          -1.73%        24.40%        10.98%       9.23%        9.51%
  Fidelity Equity-Income Fund*                               11.46%        28.76%        19.82%      17.40%       14.60%
  Nationwide(R) Fund                                         29.11%        38.31%        29.90%      22.97%       17.81%
  Nationwide(R) S&P 500 Index Fund                             N/A           N/A           N/A         N/A          N/A
  Neuberger & Berman Guardian Fund                            1.38%        16.82%        11.41%      12.52%       13.79%
  Prestige Large Capital Value Fund                            N/A           N/A           N/A         N/A          N/A
  SEI Index Funds S&P 500 Index Portfolio                    27.13%        31.82%        26.73%      22.60%       17.83%
  LOW
  Fidelity Advisor High Yield Fund                           -1.66%          N/A          7.55%       7.24%       11.33%
  Fidelity Capital & Income Fund*                             3.76%        13.62%         9.16%       7.28%       10.11%
  Fidelity Puritan(R) Fund                                   15.49%        21.19%        16.88%      14.14%       13.74%
  INVESCO Total Return Fund                                  12.24%          N/A         15.49%      14.54%       12.81%
  Investment Company of America(R)**                         21.77%        28.58%        22.78%      18.90%       16.20%
  MFS(R) High Income Fund                                     0.07%        11.78%         7.64%       6.90%        8.50%
  Prestige Balanced Fund                                       N/A           N/A           N/A         N/A          N/A
  VERY LOW
  Bond Fund of America(SM), Inc.**                            4.17%         8.20%         6.01%       5.59%        8.15%
  Federated Bond Fund                                         4.62%          N/A          6.27%       6.46%        8.83%
  Federated U.S. Government Securities Fund                   7.08%         6.12%         5.25%       4.97%        6.80%
  MAS Funds - Fixed Income Portfolio                          5.90%         8.57%         6.93%       6.19%        8.71%
  STABLE VALUE
  AIM STIT - Treasury Portfolio                               4.46%         4.54%         4.47%       4.30%        4.70%
  Nationwide(R) Money Market Fund                             4.08%         4.12%         4.06%       3.89%        4.25%
  S&P 500 ***                                                28.58%        33.36%        28.22%      24.05%       19.20%



*    These funds are not open to new participation.

** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on or after July 1, 1994.

*** The S & P 500 is a stock market index which assumes investment in the 500 largest available stocks. This unmanaged index is normally used as a comparison or benchmark against equity mutual funds.

+ Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

++ SEC and NASD regulations require that any reporting of product performance be accompanied by standardized data and the disclosures are on the following page. Please review this information and a product prospectus before investing.

NOTE: The above illustration represents past performance based on a $1,000 hypothetical Investment and reflects the deduction of an actuarial risk fee which is equivalent to 0.95% on an annualized basis. The results shown represent past performance and should not be considered a representation of performance or investor experience of the funds in the future. Investment returns and principal are not guaranteed under these variable options. The unit values at the time of redemption may be worth more or less than their original cost.

For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.

                                   Sources: Nationwide Advisory Services

                                            Computer Directions Advisors, Inc.

FUND PERFORMANCES

                 Average Annual Total Return: Standardized
 Percent Change in Net Assets with Capital Gains and Income Dividends Reinvested



                                                              Year          Year       3 Years       5 Years     10 Years
                                                              1998          1997        1/1/96-       1/1/94-      1/1/89-
  Funds+                                                                               12/31/98      12/31/98     12/31/98

  LIFE DESIGN SERIES
  Aggressive Portfolio                                         N/A           N/A           N/A         N/A          N/A
  Moderately Aggressive Portfolio                              N/A           N/A           N/A         N/A          N/A
  Moderate Portfolio                                           N/A           N/A           N/A         N/A          N/A
  Moderately Conservative Portfolio                            N/A           N/A           N/A         N/A          N/A
  Conservative Portfolio                                       N/A           N/A           N/A         N/A          N/A
  VERY HIGH
  American Century: Twentieth Century Growth Fund*           33.48%        24.06%        25.07%      17.91%         N/A
  American Century:
    Twentieth Century International Discovery Fund             N/A           N/A           N/A         N/A          N/A
  American Century: Twentieth Century Ultra Fund, Inc.       31.27%        17.97%        21.94%        N/A          N/A
  INVESCO Dynamics Fund                                        N/A           N/A           N/A%        N/A          N/A
  Mass. Investors Growth Stock Fund*                         36.68%        42.75%        34.92%      23.63%         N/A
  NSAT Small Company Fund                                    -1.95%          N/A           N/A         N/A          N/A
  Prestige Small Capital Fund                                  N/A           N/A           N/A         N/A          N/A
  Putnam Voyager Fund                                        20.88%        20.79%        19.19%      18.60%         N/A
  Warburg Pincus Emerging Growth Fund                          N/A           N/A           N/A         N/A          N/A
  HIGH
  Dreyfus Appreciation Fund                                    N/A           N/A           N/A         N/A          N/A
  Dreyfus Third Century Fund                                 26.94%        24.15%        26.30%      20.01%         N/A
  Fidelity Advisor Growth Opportunities Fund                   N/A           N/A           N/A         N/A          N/A
  Fidelity Contrafund*                                       28.28%        17.84%        23.79%        N/A          N/A
  Fidelity Magellan(R) Fund*                                 30.36%        21.40%        22.01%        N/A          N/A
  Fidelity OTC Portfolio                                     37.05%         4.87%        22.44%        N/A          N/A
  MFS(R) Growth Opportunities Fund*                          25.95%        18.12%        23.11%      18.79%         N/A
  Morgan Stanley Institutional Fund                            N/A           N/A           N/A         N/A          N/A
  Nationwide(R) Growth Fund*                                 20.58%        21.04%        20.54%      17.61%         N/A
  Neuberger & Berman Partners Trust                            N/A           N/A           N/A         N/A          N/A
  Oppenheimer Global Fund                                      N/A           N/A           N/A         N/A          N/A
  Prestige International Fund                                  N/A           N/A           N/A         N/A          N/A
  Prestige Large Capital Growth Fund                           N/A           N/A           N/A         N/A          N/A
  Putnam Investors Fund                                      32.24%        29.22%        28.67%      22.78%         N/A
  Seligman Growth Fund, Inc.                                 31.96%        12.99%        22.99%      17.71%         N/A
  T. Rowe Price International Stock Fund(R)                  13.04%        -2.27%         9.82%        N/A          N/A
  Templeton Foreign Fund                                     -7.67%         1.64%         4.56%       4.62%         N/A

                    Average Annual Total Return: Standardized
 Percent Change in Net Assets with Capital Gains and Income Dividends Reinvested

                                                               Year         Year         3 Years    5 Years       10 Years
                                                               1998         1997         1/1/96-     1/1/94-       1/1/89-
  Funds+                                                                                12/31/98    12/31/98      12/31/98

  MODERATE
  American Century: Income & Growth Fund                       N/A           N/A           N/A         N/A          N/A
  Dreyfus Premier Midcap Stock Fund                            N/A           N/A           N/A         N/A          N/A
  Evergreen Income and Growth Fund*                          -3.70%        20.40%        10.44%       8.94%         N/A
  Fidelity Equity-Income Fund*                                9.46%        24.76%        19.36%      17.19%         N/A
  Nationwide(R) Fund                                         27.11%        34.31%        29.51%      22.80%         N/A
  Nationwide(R) S&P 500 Index Fund                             N/A           N/A           N/A         N/A          N/A
  Neuberger & Berman Guardian Fund                           -0.62%        12.82%        10.87%        N/A          N/A
  Prestige Large Capital Value Fund                            N/A           N/A           N/A         N/A          N/A
  SEI Index Funds S&P 500 Index Portfolio                    25.13%        27.82%          N/A         N/A          N/A
  LOW
  Fidelity Advisor High Yield Fund                             N/A           N/A           N/A         N/A          N/A
  Fidelity Capital & Income Fund*                             1.76%         9.62%         8.60%       6.98%         N/A
  Fidelity Puritan(R) Fund                                   13.49%        17.19%        16.39%        N/A          N/A
  INVESCO Total Return Fund                                    N/A           N/A           N/A         N/A          N/A
  Investment Company of America(R)**                         19.77%        24.58%        22.34%      18.70%         N/A
  MFS(R) High Income Fund                                    -1.93%         7.78%         7.06%       6.59%         N/A
  Prestige Balanced Fund                                       N/A           N/A           N/A         N/A          N/A
  VERY LOW
  Bond Fund of America(SM), Inc.**                            2.17%         4.20%         5.41%       5.27%         N/A
  Federated Bond Fund                                          N/A           N/A           N/A         N/A          N/A
  Federated U.S. Government Securities Fund                   5.08%         2.12%         4.64%       4.63%         N/A
  MAS Funds - Fixed Income Portfolio                          3.90%         4.57%         6.34%        N/A          N/A
  STABLE VALUE
  AIM STIT - Treasury Portfolio                               2.46%         0.54%         3.85%       3.96%         N/A
  Nationwide(R) Money Market Fund                             2.08%         0.12%         3.44%       3.54%         N/A


*    These funds are not open to new participation.

** These funds are closed to entities adopting the NACo Public Employees Deferred Compensation Program on or after July 1, 1994.

+ Funds are neither insured nor guaranteed by the U.S. Government. For the Money Market Fund, there can be no assurance that this fund will be able to maintain a stable net asset value of $1 per share.

NOTE: The above illustration represents past fund performance based on a $1,000 hypothetical Investment. The performance figures reflect the deduction of a 0.95% annual asset fee and the maximum contingent deferred sales charge that would apply only in the event that this Variable Annuity contract is terminated by your employer.

Investment principal and investment returns are not guaranteed under these variable options. Unit values at the time of redemption may be worth more or less than their original cost. The results shown above should not be considered a representation of performance or investor experience of the funds in the future.

For complete information about the options available to you through your deferred compensation program, including charges and expenses, consult your prospectus(es) which are available from your local deferred compensation representative. Please read the prospectus(es) carefully before investing or sending money.

                              NACo VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 1998

ASSETS:
Investments at market value:
   American Century: Income & Growth Fund (ACIncGro)
      7,666 shares (cost $222,257) ................................................      $    224,234
   American Century: Twentieth Century Growth Fund (ACTCGro)
      4,819,085 shares (cost $103,585,733) ........................................       130,886,358
   American Century: Twentieth Century International Discovery Fund (ACTCIntDis)
      72,017 shares (cost $682,512) ...............................................           689,202
   American Century: Twentieth Century Ultra Fund, Inc. (ACTCUltra)
      10,009,668 shares (cost $290,981,220) .......................................       334,423,013
   The Bond Fund of America(SM), Inc. (BdFdAm)
      1,355,433 shares (cost $18,764,008) .........................................        18,447,438
   Dreyfus Appreciation Fund, Inc. (DryApp)
      5,845 shares (cost $240,679) ................................................           245,898
   Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
      2,330 shares (cost $38,209) .................................................            38,725
   The Dreyfus Third Century Fund, Inc. (Dry3dCen)
      5,875,634 shares (cost $56,761,577) .........................................        72,152,786
   Evergreen Income and Growth Fund - Class Y (EvIncGro)
      158,919 shares (cost $3,193,795) ............................................         3,272,139
   Federated Investment Series Fund, Inc. - Federated Bond Fund - Class F (FedBdFd)
      27,476 shares (cost $271,043) ...............................................           272,841
   Federated U.S. Government Securities Fund: 2-5 Years -
      Institutional shares (FedUSGvt)
      974,902 shares (cost $10,599,390) ...........................................        10,636,176
   Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA)
      1,759 shares (cost $86,209) .................................................            87,632
   Fidelity Advisor High Yield Fund - Class T (FAHiYld)
      5,519 shares (cost $63,228) .................................................            62,525
   Fidelity Capital & Income Fund (FidCapInc)
      271,197 shares (cost $2,367,079) ............................................         2,516,706
   Fidelity Contrafund (FidContr)
      8,040,659 shares (cost $339,396,771) ........................................       456,629,015
   Fidelity Equity-Income Fund (FidEqInc)
      7,047,250 shares (cost $270,775,809) ........................................       391,474,750
   Fidelity Magellan(R) Fund (FidMgln)
      1,457,696 shares (cost $123,917,232) ........................................       176,118,792
   Fidelity OTC Portfolio (FidOTC)
      1,083,811 shares (cost $38,858,625) .........................................        47,286,663

Fidelity Puritan(R) Fund (FidPurtn)
   2,183,809 shares (cost $39,512,564) ................................................    43,829,055
INVESCO Dynamics Fund, Inc. (InvDynam)
   24,493 shares (cost $368,761) ......................................................       385,763
INVESCO Total Return Fund (InvTotRet)
   850 shares (cost $26,286) ..........................................................        26,658
The Investment Company of America(R) (InvCoAm)
   3,041,641 shares (cost $74,214,610) ................................................    94,503,793
MAS Funds - Fixed Income Portfolio (MASFIP)
   512,896 shares (cost $6,174,377) ...................................................     6,006,013
Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
   1,098,943 shares (cost $12,874,249) ................................................    17,484,183
MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
   1,205,236 shares (cost $14,732,939) ................................................    19,223,519
MFS(R) High Income Fund - Class A (MFSHiInc)
   3,690,342 shares (cost $20,151,550) ................................................    18,894,551
Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B (MSIEqGroB)
   1,428 shares (cost $26,801) ........................................................        27,112
NAAT - The Aggressive Portfolio (NAATAggr)
   212,293 shares (cost $2,322,871) ...................................................     2,500,817
NAAT - The Conservative Portfolio (NAATCons)
   89,987 shares (cost $944,355) ......................................................       989,862
NAAT - The Moderate Portfolio (NAATMod)
   189,041 shares (cost $2,038,029) ...................................................     2,185,318
NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
   198,957 shares (cost $2,166,039) ...................................................     2,305,906
NAAT - The Moderately Conservative Portfolio (NAATModCon)
   86,470 shares (cost $923,730) ......................................................       979,707
Nationwide(R) Fund - Class D (NWFund)
   5,996,353 shares (cost $150,636,369) ...............................................   194,341,785
Nationwide(R) Growth Fund - Class D (NWGroFd)
   501,969 shares (cost $6,200,568) ...................................................     8,603,741
Nationwide(R) Money Market Fund (NWMyMkt)
   60,181,075 shares (cost $60,181,075) ...............................................    60,181,075
Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
   29,093 shares (cost $305,679) ......................................................       314,493
Nationwide(R) Separate Account Trust - Small Company Fund (NSATSmCo)
   198,714 shares (cost $2,910,136) ...................................................     3,181,414
Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard)
   1,741,804 shares (cost $45,465,620) ................................................    39,051,248
Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr)
   2,750 shares (cost $49,999) ........................................................        49,695
NIF III - Prestige Balanced Fund - Class Y (PrBalY)
   6,714 shares (cost $70,279) ........................................................        71,841
NIF III - Prestige International Fund - Class Y (PrIntY)
   2,350 shares (cost $24,791) ........................................................        24,842
NIF III - Prestige Large Cap Growth Fund - Class Y (PrLgCapGrY)
   7,102 shares (cost $79,586) ........................................................        82,384

                                                                     (Continued)

      NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY)
         3,625 shares (cost $37,949) ...................................................           38,285
      NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)
         6,971 shares (cost $74,060) ...................................................           75,773
      Oppenheimer Global Fund - Class A (OppGlob)
         302 shares (cost $12,646) .....................................................           12,886
      Putnam Investors Fund - Class A (PutInvFd)
         8,310,714 shares (cost $93,295,135) ...........................................      123,164,777
      Putnam Voyager Fund - Class A (PutVoyFd)
         12,701,165 shares (cost $210,181,657) .........................................      278,409,532
      SEI Index Funds - S&P 500 Index Portfolio (SEI500lx)
         3,270,190 shares (cost $100,724,575) ..........................................      125,706,107
      Seligman Growth Fund, Inc. - Class A (SelGroFd)
         1,905,771 shares (cost $11,915,689) ...........................................       14,140,822
      Short-Term Investments Trust - Treasury Portfolio - Institutional Class (AIMTreas)
         6,223,753 shares (cost $6,223,753) ............................................        6,223,753
      T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
         2,230,977 shares (cost $31,650,471) ...........................................       33,442,349
      Templeton Foreign Fund - Class I (TemForFd)
         4,964,060 shares (cost $50,508,076) ...........................................       41,648,461
      Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)
         540 shares (cost $20,435) .....................................................           21,568
                                                                                           --------------
            Total investments ..........................................................    2,783,593,981
   Accounts receivable .................................................................        1,401,853
                                                                                           --------------
            Total assets ...............................................................    2,784,995,834
ACCOUNTS PAYABLE .......................................................................           95,803
                                                                                           --------------
CONTRACT OWNERS' EQUITY (NOTE 4) .......................................................   $2,784,900,031
                                                                                           ==============


See accompanying notes to financial statements.

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997


                                                           Total                           ACIncGro
                                                           -----                           --------

                                                  1998                1997            1998         1997
                                                  ----                ----            ----         ----
Investment activity:
Reinvested dividends ..................   $    22,484,700         21,526,606                444     --
Mortality and expense charges (note 2)         (3,554,254)        (8,687,459)                --     --
Administration charges (note 2):
      Tier I ..........................        (1,559,810)        (3,835,645)                --     --
      Tier II .........................          (515,929)        (1,270,800)                --     --
      Tier III ........................          (265,349)          (639,538)                --     --
      Tier IV .........................           (97,218)          (235,537)                --     --
      Tier V ..........................          (147,275)          (354,719)                --     --
Variable account fee (notes 2 and 5) ..       (13,305,516)                --                (81)    --
                                          ---------------    ---------------    ---------------    ---
  Net investment activity .............         3,039,349          6,502,908                363     --

Proceeds from mutual fund shares sold .       392,315,249        390,188,601             26,345     --
Cost of mutual fund shares sold .......      (333,148,949)      (330,761,963)           (27,018)    --
                                          ---------------    ---------------    ---------------    ---
Realized gain (loss) on investments ...        59,166,300         59,426,638               (673)    --
Change in unrealized gain (loss)
  on investments ......................       270,062,812        133,294,095              1,976     --
                                          ---------------    ---------------    ---------------    ---
  Net gain (loss) on investments ......       329,229,112        192,720,733              1,303     --
                                          ---------------    ---------------    ---------------    ---
Reinvested capital gains ..............       171,173,889        158,561,197              5,502     --
                                          ---------------    ---------------    ---------------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       503,442,350        357,784,838              7,168     --
                                          ---------------    ---------------    ---------------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................       514,486,655        428,935,376             37,805     --
Transfers between funds ...............                --                 --            180,005     --
Redemptions ...........................      (203,846,704)      (222,355,417)              (708)    --
Adjustments to maintain reserves ......            23,483           (104,195)                --     --
                                          ---------------    ---------------    ---------------    ---
    Net equity transactions ...........       310,663,434        206,475,764            217,102     --

Net change in contract owners' equity .       814,105,784        564,260,602            224,270     --
Contract owners' equity beginning
  of period ...........................     1,970,794,247      1,406,533,645                 --     --
                                          ---------------    ---------------    ---------------    ---
Contract owners' equity end of period .   $ 2,784,900,031      1,970,794,247            224,270     --
                                          ===============    ===============    ===============    ===




                                                             ACTCGro                        ACTCIntDis
                                                             -------                        ----------
                                                      1998               1997             1998       1997
                                                      ----               ----             ----       ----
Investment activity:
Reinvested dividends ..................                     --               --                 --     --
Mortality and expense charges (note 2)          $     (179,957)        (597,743)                --     --
Administration charges (note 2):
      Tier I ..........................                (70,783)        (241,160)                --     --
      Tier II .........................                (32,079)        (106,219)                --     --
      Tier III ........................                (13,379)         (42,450)                --     --
      Tier IV .........................                 (6,026)         (19,525)                --     --
      Tier V ..........................                 (7,154)         (23,235)                --     --
Variable account fee (notes 2 and 5) ..               (641,402)              --               (135)    --
                                                --------------        ---------    ---------------    ---
  Net investment activity .............               (950,780)       1,030,332)              (135)    --

Proceeds from mutual fund shares sold .              9,205,534        6,437,716          2,273,724     --
Cost of mutual fund shares sold .......             (7,522,277)       7,270,118)        (2,261,430)    --
                                                --------------        ---------    ---------------    ---
Realized gain (loss) on investments ...              1,683,257         (832,402)            12,294     --
Change in unrealized gain (loss)
  on investments ......................             12,866,693        3,050,693              6,690     --
                                                --------------        ---------    ---------------    ---
  Net gain (loss) on investments ......             14,549,950        2,218,291             18,984     --
                                                --------------        ---------    ---------------    ---
Reinvested capital gains ..............             21,486,036        5,163,270              3,509     --
                                                --------------        ---------    ---------------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................             35,085,206        6,351,229             22,358     --
                                                --------------        ---------    ---------------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................              5,994,480        9,656,125              2,225     --
Transfers between funds ...............             (4,507,553)       7,825,676)           664,695     --
Redemptions ...........................             (8,736,631)       5,764,285)                --     --
Adjustments to maintain reserves ......                 13,926            1,467                 (6)    --
                                                --------------        ---------    ---------------    ---
    Net equity transactions ...........             (7,235,778)       3,932,369)           666,914     --

Net change in contract owners' equity .             27,849,428        7,581,140)           689,272     --
Contract owners' equity beginning
  of period ...........................            103,038,301        0,619,441                 --     --
                                                --------------        ---------    ---------------    ---
Contract owners' equity end of period .         $  130,887,729        3,038,301            689,272     --
                                                ==============        =========    ===============    ===


                                                                     (Continued)

NACo VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 1998 and 1997

                                                      ACTCUltra                      BdFdAm
                                                      ---------                      ------

                                                1998             1997           1998            1997

Investment activity:
Reinvested dividends ..................   $         --          83,084       1,142,666       1,010,649
Mortality and expense charges (note 2)        (392,873)       (953,698)        (26,239)        (71,217)
Administration charges (note 2):
      Tier I ..........................       (166,590)       (405,576)        (11,627)        (32,333)
      Tier II .........................        (57,840)       (141,718)         (4,000)        (10,968)
      Tier III ........................        (26,042)        (62,578)         (2,008)         (5,391)
      Tier IV .........................        (11,622)        (28,453)           (734)         (1,857)
      Tier V ..........................        (18,904)        (45,144)           (941)         (2,386)
Variable account fee (notes 2 and 5) ..     (1,538,264)             --         (97,237)             --
                                          ------------    ------------    ------------    ------------
  Net investment activity .............     (2,212,135)     (1,554,083)        999,880         886,497

Proceeds from mutual fund shares sold .     28,751,606      30,918,833       6,087,628       6,105,619
Cost of mutual fund shares sold .......    (18,930,198)    (20,795,085)     (6,005,142)     (5,779,601)
                                          ------------    ------------    ------------    ------------
Realized gain (loss) on investments ...      9,821,408      10,123,748          82,486         326,018
Change in unrealized gain (loss)
  on investments ......................     41,854,943     (17,363,508)       (569,892)        (75,230)
                                          ------------    ------------    ------------    ------------
  Net gain (loss) on investments ......     51,676,351      (7,239,760)       (487,406)        250,788
                                          ------------    ------------    ------------    ------------
Reinvested capital gains ..............     28,290,273      44,171,059         175,242              --
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     77,754,489      35,377,216         687,716       1,137,285
                                          ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................     63,214,714      53,715,959       2,990,754       2,197,440
Transfers between funds ...............     (3,939,620)      3,392,831       1,549,434        (571,835)
Redemptions ...........................    (21,108,615)    (23,610,763)     (1,649,497)     (1,874,029)
Adjustments to maintain reserves ......         18,989         (32,791)         (1,180)           (934)
                                          ------------    ------------    ------------    ------------
    Net equity transactions ...........     38,185,468      33,465,236       2,889,511        (249,358)

Net change in contract owners' equity .    115,939,957      68,842,452       3,577,227         887,927
Contract owners' equity beginning
  of period ...........................    218,492,461     149,650,009      14,869,833      13,981,906
                                          ------------    ------------    ------------    ------------
Contract owners' equity end of period .   $334,432,418     218,492,461      18,447,060      14,869,833
                                          ============    ============    ============    ============




                                                            DryApp                  DryPreMCap
                                                            ------                  ----------
                                                       1998         1997           1998    1997
Investment activity:
Reinvested dividends ..................          $      1,129       --              --     --
Mortality and expense charges (note 2)                     --       --              --     --
Administration charges (note 2):
      Tier I ..........................                    --       --              --     --
      Tier II .........................                    --       --              --     --
      Tier III ........................                    --       --              --     --
      Tier IV .........................                    --       --              --     --
      Tier V ..........................                    --       --              --     --
Variable account fee (notes 2 and 5) ..                   (82)      --              (1)    --
                                                 ------------       --    ------------    ---
  Net investment activity .............                 1,047      ---              (1)    --

Proceeds from mutual fund shares sold .                15,886       --             629     --
Cost of mutual fund shares sold .......               (16,044)      --            (624)    --
                                                 ------------       --    ------------    ---
Realized gain (loss) on investments ...                  (158)     ---               5     --
Change in unrealized gain (loss)
  on investments ......................                 5,218       --             516     --
                                                 ------------      ---    ------------    ---
  Net gain (loss) on investments ......                 5,060       --             521     --
                                                 ------------       --    ------------    ---
Reinvested capital gains ..............                   333       --              --     --
                                                 ------------      ---    ------------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................                 6,440       --             520     --
                                                 ------------      ---    ------------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................                 8,602       --           4,062     --
Transfers between funds ...............               231,592       --          34,143     --
Redemptions ...........................                  (712)      --              --     --
Adjustments to maintain reserves ......                    62       --              --     --
                                                 ------------      ---    ------------    ---
    Net equity transactions ...........               239,544       --          38,205     --

Net change in contract owners' equity .               245,984       --          38,725     --
Contract owners' equity beginning
  of period ...........................                    --       --              --     --
                                                 ------------      ---    ------------    ---
Contract owners' equity end of period .          $    245,984       --          38,725     --
                                                 ============      ===    ============    ===

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                    Dry3dCen                      EvIncGro                   FedBdFd
                                                    --------                      --------                   -------
                                               1998           1997           1998           1997          1998       1997
                                               ----           ----           ----           ----          ----       ----
Investment activity:
Reinvested dividends ..................   $        --         91,287        155,447        195,572            351     --
Mortality and expense charges (note 2)        (94,256)      (221,903)        (6,617)       (21,028)            --     --
Administration charges (note 2):
      Tier I ..........................       (40,950)       (97,392)        (2,761)        (9,235)            --     --
      Tier II .........................       (14,527)       (34,054)          (830)        (2,503)            --     --
      Tier III ........................        (5,212)       (11,626)          (380)        (1,203)            --     --
      Tier IV .........................        (3,161)        (7,396)          (272)          (764)            --     --
      Tier V ..........................        (4,202)        (9,978)          (359)        (1,117)            --     --
Variable account fee (notes 2 and 5) ..      (326,513)            --        (18,456)            --            (39)    --
                                          -----------    -----------    -----------    -----------    -----------    ---
  Net investment activity .............      (488,821)      (291,062)       125,772        159,722            312     --

Proceeds from mutual fund shares sold .     4,950,188      4,764,654        881,407      1,435,669          2,020     --
Cost of mutual fund shares sold .......    (3,505,619)    (3,479,290)      (748,521)    (1,298,478)        (2,007)    --
                                          -----------    -----------    -----------    -----------    -----------    ---
Realized gain (loss) on investments ...     1,444,569      1,285,364        132,886        137,191             13     --
Change in unrealized gain (loss)
  on investments ......................     7,872,216      5,489,938       (596,560)       361,146          1,798     --
                                          -----------    -----------    -----------    -----------    -----------    ---
  Net gain (loss) on investments ......     9,316,785      6,775,302       (463,674)       498,337          1,811     --
                                          -----------    -----------    -----------    -----------    -----------    ---
Reinvested capital gains ..............     7,036,470      4,107,891        306,142        250,452             --     --
                                          -----------    -----------    -----------    -----------    -----------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    15,864,434     10,592,131        (31,760)       908,511          2,123     --
                                          -----------    -----------    -----------    -----------    -----------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................    11,631,807      9,531,871        148,998        219,542          2,112     --
Transfers between funds ...............    (2,330,389)     6,920,263       (441,510)      (890,063)       268,603     --
Redemptions ...........................    (5,586,763)    (4,743,489)      (446,480)      (615,031)            --     --
Adjustments to maintain reserves ......         2,387         (2,888)            (8)          (227)            (1)    --
                                          -----------    -----------    -----------    -----------    -----------    ---
    Net equity transactions ...........     3,717,042     11,705,757       (739,000)    (1,285,779)       270,714     --

Net change in contract owners' equity .    19,581,476     22,297,888       (770,760)      (377,268)       272,837     --
Contract owners' equity beginning
  of period ...........................    52,572,713     30,274,825      4,042,905      4,420,173             --     --
                                          -----------    -----------    -----------    -----------    -----------    ---
Contract owners' equity end of period .   $72,154,189     52,572,713      3,272,145      4,042,905        272,837     --
                                          ===========    ===========    ===========    ===========    ===========    ===



                                                    FedUSGvt
                                                    --------
                                              1998           1997
                                              ----           ----
Investment activity:
Reinvested dividends ..................  $  332,531        209,493
Mortality and expense charges (note 2)       (7,646)       (18,574)
Administration charges (note 2):
      Tier I ..........................      (3,257)        (7,959)
      Tier II .........................      (1,064)        (2,671)
      Tier III ........................        (399)          (799)
      Tier IV .........................        (291)          (688)
      Tier V ..........................        (392)        (1,002)
Variable account fee (notes 2 and 5) ..     (40,914)            --
                                        -----------    -----------
  Net investment activity .............     278,568        177,800

Proceeds from mutual fund shares sold .   8,151,240      3,311,692
Cost of mutual fund shares sold .......  (8,018,807)    (3,290,687)
                                        -----------    -----------
Realized gain (loss) on investments ...     132,433         21,005
Change in unrealized gain (loss)
  on investments ......................       3,827         34,443
                                        -----------    -----------
  Net gain (loss) on investments ......     136,260         55,448
                                        -----------    -----------
Reinvested capital gains ..............          --             --
                                        -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     414,828        233,248
                                        -----------    -----------
Equity transactions:
Purchase payments received from
  contract owners .....................   1,472,004        845,763
Transfers between funds ...............   4,957,619        373,832
Redemptions ...........................    (506,258)      (638,843)
Adjustments to maintain reserves ......        (132)          (213)
                                        -----------    -----------
    Net equity transactions ...........   5,923,233        580,539

Net change in contract owners' equity .   6,338,061        813,787
Contract owners' equity beginning
  of period ...........................   4,297,707      3,483,920
                                        -----------    -----------
Contract owners' equity end of period . $10,635,768      4,297,707
                                        ===========    ===========

                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                   FAGrOppA                FAHiYld                 FidCapInc
                                                   --------                -------                ---------

                                                1998      1997         1998      1997         1998            1997
                                                ----      ----         ----      ----         ----            ----
Investment activity:
Reinvested dividends ..................   $        359     --           1,437     --         246,552         200,858
Mortality and expense charges (note 2)              --     --              --     --          (4,504)        (14,160)
Administration charges (note 2):
      Tier I ..........................             --     --              --     --          (1,630)         (5,604)
      Tier II .........................             --     --              --     --            (466)         (1,301)
      Tier III ........................             --     --              --     --            (651)         (1,998)
      Tier IV .........................             --     --              --     --            (216)           (614)
      Tier V ..........................             --     --              --     --            (146)           (434)
Variable account fee (notes 2 and 5) ..             (9)    --              (4)    --         (13,938)             --
                                          ------------    ---    ------------    ---    ------------    ------------
  Net investment activity .............            350     --           1,433     --         225,001         176,747

Proceeds from mutual fund shares sold .             44     --              --     --         270,209         708,617
Cost of mutual fund shares sold .......            (47)    --              --     --        (184,125)       (510,739)
                                          ------------    ---    ------------    ---    ------------    ------------
Realized gain (loss) on investments ...             (3)    --              --     --          86,084         197,878
Change in unrealized gain (loss)
  on investments ......................          1,423     --            (703)    --        (271,370)         (9,038)
                                          ------------    ---    ------------    ---    ------------    ------------
  Net gain (loss) on investments ......          1,420     --            (703)    --        (185,286)        188,840
                                          ------------    ---    ------------    ---    ------------    ------------
Reinvested capital gains ..............          1,268     --              --     --          67,370              --
                                          ------------    ---    ------------    ---    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................          3,038     --             730     --         107,085         365,587
                                          ------------    ---    ------------    ---    ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................         35,636     --          40,397     --              --              13
Transfers between funds ...............         48,957     --          21,397     --        (164,193)       (236,823)
Redemptions ...........................             --     --              --     --         (84,204)       (447,420)
Adjustments to maintain reserves ......              2     --             (10)    --            (323)           (261)
                                          ------------    ---    ------------    ---    ------------    ------------
    Net equity transactions ...........         84,595     --          61,784     --        (248,720)       (684,491)

Net change in contract owners' equity .         87,633     --          62,514     --        (141,635)       (318,904)
Contract owners' equity beginning
  of period ...........................             --     --              --     --       2,658,020       2,976,924
                                          ------------    ---    ------------    ---    ------------    ------------
Contract owners' equity end of period .   $     87,633     --          62,514     --       2,516,385       2,658,020
                                          ============    ===    ============    ===    ============    ============




                                                      FidContr
                                                      --------
                                               1998           1997
                                               ----           ----
Investment activity:
Reinvested dividends ..................  $  2,236,508       2,195,540
Mortality and expense charges (note 2)       (567,716)     (1,359,850)
Administration charges (note 2):
      Tier I ..........................      (257,062)       (616,290)
      Tier II .........................       (84,899)       (203,894)
      Tier III ........................       (40,425)        (95,933)
      Tier IV .........................       (16,521)        (39,669)
      Tier V ..........................       (20,187)        (48,345)
Variable account fee (notes 2 and 5) ..    (2,165,720)             --
                                         ------------    ------------
  Net investment activity .............      (916,022)       (168,441)

Proceeds from mutual fund shares sold .    15,434,546      21,045,430
Cost of mutual fund shares sold .......    (9,424,899)    (13,726,446)
                                         ------------    ------------
Realized gain (loss) on investments ...     6,009,647       7,318,984
Change in unrealized gain (loss)
  on investments ......................    66,478,467      19,495,166
                                         ------------    ------------
  Net gain (loss) on investments ......    72,488,114      26,814,150
                                         ------------    ------------
Reinvested capital gains ..............    31,423,956      27,727,162
                                         ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   102,996,048      54,372,871
                                         ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................    79,879,267      80,513,062
Transfers between funds ...............   (17,451,214)     17,826,645
Redemptions ...........................   (29,789,009)    (33,838,679)
Adjustments to maintain reserves ......        12,693         (25,668)
                                         ------------    ------------
    Net equity transactions ...........    32,651,737      64,475,360

Net change in contract owners' equity .   135,647,785     118,848,231
Contract owners' equity beginning
  of period ...........................   320,987,870     202,139,639
                                         ------------    ------------
Contract owners' equity end of period .  $456,635,655     320,987,870
                                         ============    ============

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                     FidEqInc                         FidMgIn
                                                     --------                         -------

                                                1998            1997             1998           1997
                                                ----            ----             ----           ----
Investment activity:
Reinvested dividends ..................   $  5,838,731       6,194,440         930,422       1,505,116
Mortality and expense charges (note 2)        (623,980)     (1,565,778)       (222,583)       (556,391)
Administration charges (note 2):
      Tier I ..........................       (255,098)       (659,522)       (105,291)       (265,730)
      Tier II .........................        (88,544)       (215,189)        (32,343)        (82,339)
      Tier III ........................        (58,706)       (143,887)        (16,644)        (40,641)
      Tier IV .........................        (13,364)        (32,619)         (5,847)        (14,355)
      Tier V ..........................        (29,581)        (72,789)         (6,842)        (16,376)
Variable account fee (notes 2 and 5) ..     (2,091,065)             --        (847,662)             --
                                          ------------    ------------    ------------    ------------
  Net investment activity .............      2,678,393       3,504,656        (306,790)        529,284

Proceeds from mutual fund shares sold .     26,824,126      28,097,646       9,672,893      12,485,988
Cost of mutual fund shares sold .......    (11,951,004)    (13,468,143)     (6,581,476)     (9,950,443)
                                          ------------    ------------    ------------    ------------
Realized gain (loss) on investments ...     14,873,122      14,629,503       3,091,417       2,535,545
Change in unrealized gain (loss)
  on investments ......................      6,919,838      46,925,897      32,004,034      15,085,951
                                          ------------    ------------    ------------    ------------
  Net gain (loss) on investments ......     21,792,960      61,555,400      35,095,451      17,621,496
                                          ------------    ------------    ------------    ------------
Reinvested capital gains ..............     16,288,417      13,064,496       7,068,356       6,362,186
                                          ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     40,759,770      78,124,552      41,857,017      24,512,966
                                          ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................     52,962,098      50,674,836      25,865,178      25,481,895
Transfers between funds ...............    (28,286,291)     11,399,955      (3,113,052)     (7,601,758)
Redemptions ...........................    (27,397,650)    (39,688,848)    (12,944,049)    (13,965,007)
Adjustments to maintain reserves ......         29,492          (5,107)        (71,487)         (3,444)
                                          ------------    ------------    ------------    ------------
    Net equity transactions ...........     (2,692,351)     22,380,836       9,736,590       3,911,686

Net change in contract owners' equity .     38,067,419     100,505,388      51,593,607      28,424,652
Contract owners' equity beginning
  of period ...........................    353,408,823     252,903,435     124,447,078      96,022,426
                                          ------------    ------------    ------------    ------------
Contract owners' equity end of period .   $391,476,242     353,408,823     176,040,685     124,447,078
                                          ============    ============    ============    ============



                                                     FidOTC                    FidPurtn
                                                     ------                    --------

                                                1998         1997         1998            1997
                                                ----         ----         ----            ----


Investment activity:
Reinvested dividends .................. $         --              --       1,252,746       1,002,542
Mortality and expense charges (note 2)       (56,312)       (130,795)        (56,845)       (137,123)
Administration charges (note 2):
      Tier I ..........................      (23,953)        (56,929)        (27,997)        (66,667)
      Tier II .........................       (7,847)        (17,458)         (8,254)        (21,034)
      Tier III ........................       (3,832)         (8,619)         (3,757)         (8,864)
      Tier IV .........................       (1,682)         (3,645)         (1,311)         (3,289)
      Tier V ..........................       (2,788)         (6,672)         (1,765)         (4,128)
Variable account fee (notes 2 and 5) ..     (210,461)             --        (221,557)             --
                                        ------------    ------------    ------------    ------------
  Net investment activity .............     (306,875)       (224,118)        931,260         761,437

Proceeds from mutual fund shares sold .   15,450,608       7,535,213       2,131,440       3,662,742
Cost of mutual fund shares sold .......  (13,562,267)     (6,716,721)     (1,598,513)     (2,886,331)
                                        ------------    ------------    ------------    ------------
Realized gain (loss) on investments ...    1,888,341         818,492         532,927         776,411
Change in unrealized gain (loss)
  on investments ......................    8,846,107        (488,087)      1,030,514       2,156,757
                                        ------------    ------------    ------------    ------------
  Net gain (loss) on investments ......   10,734,448         330,405       1,563,441       2,933,168
                                        ------------    ------------    ------------    ------------
Reinvested capital gains ..............    2,313,154       2,202,654       2,946,910       1,480,106
                                        ------------    ------------    ------------    ------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................   12,740,727       2,308,941       5,441,611       5,174,711
                                        ------------    ------------    ------------    ------------
Equity transactions:
Purchase payments received from
  contract owners .....................   10,449,632      11,403,571       9,462,437       8,122,684
Transfers between funds ...............   (3,408,227)      7,515,284         103,927         359,606
Redemptions ...........................   (3,999,975)     (3,842,544)     (2,850,985)     (3,573,534)
Adjustments to maintain reserves ......          966          (3,592)           (192)           (346)
                                        ------------    ------------    ------------    ------------
    Net equity transactions ...........    3,042,396      15,072,719       6,715,187       4,908,410

Net change in contract owners' equity .   15,783,123      17,381,660      12,156,798      10,083,121
Contract owners' equity beginning
  of period ...........................   31,504,325      14,122,665      31,672,502      21,589,381
                                        ------------    ------------    ------------    ------------
Contract owners' equity end of period . $ 47,287,448      31,504,325      43,829,300      31,672,502
                                        ============    ============    ============    ============


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                 InvDynam           InvTotRet             InvCoAm
                                                 --------           ---------             -------

                                             1998        1997        1998     1997        1998            1997
                                             ----        ----       ----      ----        ----            ----
Investment activity:
Reinvested dividends ..................   $        --     --             18     --      1,361,576      1,117,268
Mortality and expense charges (note 2)             --     --             --     --       (127,492)      (310,471)
Administration charges (note 2):
      Tier I ..........................            --     --             --     --        (61,970)      (147,489)
      Tier II .........................            --     --             --     --        (20,869)       (56,789)
      Tier III ........................            --     --             --     --         (8,660)       (20,464)
      Tier IV .........................            --     --             --     --         (2,452)        (5,858)
      Tier V ..........................            --     --             --     --         (3,596)        (8,057)
Variable account fee (notes 2 and 5) ..           (95)    --             (6)    --       (480,021)            --
                                          -----------    ---    -----------    ---    -----------    -----------
  Net investment activity .............           (95)    --             12     --        656,516        568,140

Proceeds from mutual fund shares sold .     1,301,233     --            902     --      5,236,900      4,672,687
Cost of mutual fund shares sold .......    (1,266,821)    --           (922)    --     (3,162,290)    (2,891,566)
                                          -----------    ---    -----------    ---    -----------    -----------
Realized gain (loss) on investments ...        34,412     --            (20)    --      2,074,610      1,781,121
Change in unrealized gain (loss)
  on investments ......................        17,001     --            372     --      5,634,104      6,778,676
                                          -----------    ---    -----------    ---    -----------    -----------
  Net gain (loss) on investments ......        51,413     --            352     --      7,708,714      8,559,797
                                          -----------    ---    -----------    ---    -----------    -----------
Reinvested capital gains ..............         2,534     --            169     --      8,097,523      6,012,594
                                          -----------    ---    -----------    ---    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        53,852     --            533     --     16,462,753     15,140,531
                                          -----------    ---    -----------    ---    -----------    -----------
Equity transactions:
Purchase payments received from
  contract owners .....................        10,168     --          7,759     --     14,349,438     14,055,579
Transfers between funds ...............       327,335     --         18,364     --       (404,166)     2,266,399
Redemptions ...........................        (5,593)    --             --     --     (8,056,668)    (7,025,850)
Adjustments to maintain reserves ......            (2)    --              3     --          1,469           (636)
                                          -----------    ---    -----------    ---    -----------    -----------
    Net equity transactions ...........       331,908     --         26,126     --      5,890,073      9,295,492

Net change in contract owners' equity .       385,760     --         26,659     --     22,352,826     24,436,023
Contract owners' equity beginning
  of period ...........................            --     --             --     --     72,152,047     47,716,024
                                          -----------    ---    -----------    ---    -----------    -----------
Contract owners' equity end of period .   $   385,760     --         26,659     --     94,504,873     72,152,047
                                          ===========    ===    ===========    ===    ===========    ===========


                                                     MASFIP
                                                     ------
                                              1998           1997
                                              ----           ----

Investment activity:
Reinvested dividends .................. $   271,659        138,468
Mortality and expense charges (note 2)       (5,072)       (10,147)
Administration charges (note 2):
      Tier I ..........................      (2,754)        (5,562)
      Tier II .........................        (559)        (1,154)
      Tier III ........................        (163)          (317)
      Tier IV .........................        (129)          (281)
      Tier V ..........................        (216)          (387)
Variable account fee (notes 2 and 5) ..     (26,138)            --
                                        -----------    -----------
  Net investment activity .............     236,628        120,620

Proceeds from mutual fund shares sold .   1,963,455      1,286,155
Cost of mutual fund shares sold .......  (1,950,478)    (1,260,770)
                                        -----------    -----------
Realized gain (loss) on investments ...      12,977         25,385
Change in unrealized gain (loss)
  on investments ......................    (162,941)        (5,429)
                                        -----------    -----------
  Net gain (loss) on investments ......    (149,964)        19,956
                                        -----------    -----------
Reinvested capital gains ..............     144,946         35,341
                                        -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...................... $   231,610        175,917
                                        -----------    -----------
Equity transactions:
Purchase payments received from
  contract owners .....................   1,773,192        796,916
Transfers between funds ...............   1,608,708        552,003
Redemptions ...........................    (303,932)      (388,815)
Adjustments to maintain reserves ......         644            122
                                        -----------    -----------
    Net equity transactions ...........   3,078,612        960,226

Net change in contract owners' equity .   3,310,222      1,136,143
Contract owners' equity beginning
  of period ...........................   2,695,678      1,559,535
                                        -----------    -----------
Contract owners' equity end of period . $ 6,005,900      2,695,678
                                        ===========    ===========

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                     MFSGrStk                      MFSGrOpp                     MFSHiInc
                                                     --------                      --------                     --------

                                                1998           1997           1998          1997           1998           1997
                                                ----           ----           ----          ----           ----           ----

Investment activity:
Reinvested dividends ..................   $     5,594          5,750             --             --      1,505,064      1,110,356
Mortality and expense charges (note 2)        (23,366)       (60,114)       (28,712)       (81,246)       (27,020)       (64,630)
Administration charges (note 2):
      Tier I ..........................        (9,627)       (25,523)       (12,308)       (36,299)       (11,010)       (27,160)
      Tier II .........................        (3,392)        (8,400)        (4,337)       (11,776)        (3,623)        (8,510)
      Tier III ........................        (2,067)        (5,187)        (2,562)        (6,917)        (2,066)        (4,958)
      Tier IV .........................          (592)        (1,546)          (769)        (2,083)          (722)        (1,712)
      Tier V ..........................        (1,051)        (2,624)        (1,026)        (2,838)        (1,503)        (3,381)
Variable account fee (notes 2 and 5) ..       (83,926)            --        (98,246)            --        (98,576)            --
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net investment activity .............      (118,427)       (97,644)      (147,960)      (141,159)     1,360,544      1,000,005

Proceeds from mutual fund shares sold .     1,175,245      4,936,847      1,304,849      2,859,690     10,536,849     11,436,316
Cost of mutual fund shares sold .......      (920,701)    (4,951,950)      (897,706)    (2,016,264)   (10,475,518)   (10,796,798)
                                          -----------    -----------    -----------    -----------    -----------    -----------
Realized gain (loss) on investments ...       254,544        (15,103)       407,143        843,426         61,331        639,518
Change in unrealized gain (loss)
  on investments ......................     3,371,434      2,506,771      1,993,542        547,661     (1,449,403)      (181,828)
                                          -----------    -----------    -----------    -----------    -----------    -----------
  Net gain (loss) on investments ......     3,625,978      2,491,668      2,400,685      1,391,087     (1,388,072)       457,690
                                          -----------    -----------    -----------    -----------    -----------    -----------
Reinvested capital gains ..............     1,391,598      1,959,714      2,047,635      1,975,637             --             --
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     4,899,149      4,353,738      4,300,360      3,225,565        (27,528)     1,457,695
                                          -----------    -----------    -----------    -----------    -----------    -----------
Equity transactions:
Purchase payments received from
  contract owners .....................     1,282,347      1,918,046        247,604        289,620      4,666,502      2,868,284
Transfers between funds ...............      (398,976)    (3,240,441)      (265,357)      (778,278)     1,600,902        346,011
Redemptions ...........................    (1,113,949)    (1,447,659)    (1,018,457)    (2,103,012)    (1,732,097)    (1,335,492)
Adjustments to maintain reserves ......           331          1,016            152        (13,012)        (6,328)         1,475
                                          -----------    -----------    -----------    -----------    -----------    -----------
    Net equity transactions ...........      (230,247)    (2,769,038)    (1,036,058)    (2,604,682)     4,528,979      1,880,278

Net change in contract owners' equity .     4,668,902      1,584,700      3,264,302        620,883      4,501,451      3,337,973
Contract owners' equity beginning
  of period ...........................    12,815,513     11,230,813     15,959,245     15,338,362     14,387,298     11,049,325
                                          -----------    -----------    -----------    -----------    -----------    -----------
Contract owners' equity end of period .   $17,484,415     12,815,513     19,223,547     15,959,245     18,888,749     14,387,298
                                          ===========    ===========    ===========    ===========    ===========    ===========



                                                 MSIEqGroB
                                                 ---------
                                               1998     1997
                                               ----     ----
Investment activity:
Reinvested dividends .................. $        17     --
Mortality and expense charges (note 2)           --     --
Administration charges (note 2):
      Tier I ..........................          --     --
      Tier II .........................          --     --
      Tier III ........................          --     --
      Tier IV .........................          --     --
      Tier V ..........................          --     --
Variable account fee (notes 2 and 5) ..          (6)    --
                                        -----------    ---
  Net investment activity .............          11     --

Proceeds from mutual fund shares sold .         748     --
Cost of mutual fund shares sold .......        (742)    --
                                        -----------    ---
Realized gain (loss) on investments ...           6     --
Change in unrealized gain (loss)
  on investments ......................         311     --
                                        -----------    ---
  Net gain (loss) on investments ......         317     --
                                        -----------    ---
Reinvested capital gains ..............         555     --
                                        -----------    ---
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         883     --
                                        -----------    ---
Equity transactions:
Purchase payments received from
  contract owners .....................       2,067     --
Transfers between funds ...............      24,165     --
Redemptions ...........................          --     --
Adjustments to maintain reserves ......          10     --
                                        -----------    ---
    Net equity transactions ...........      26,242     --

Net change in contract owners' equity .      27,125     --
Contract owners' equity beginning
  of period ...........................          --     --
                                        -----------    ---
Contract owners' equity end of period . $    27,125     --
                                        ===========    ===



                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                           NAATAggr                       NAATCons
                                                                           --------                       --------
                                                                    1998           1997             1998           1997
                                                                    ----           ----             ----           ----
Investment activity:
Reinvested dividends .......................................  $      205              -            2,928              -
Mortality and expense charges (note 2) .....................        (473)             -              (21)             -
Administration charges (note 2):
      Tier I ...............................................        (175)             -               (2)             -
      Tier II ..............................................         (97)             -               (1)             -
      Tier III .............................................          (7)             -               -               -
      Tier IV ..............................................          (6)             -               -               -
      Tier V ...............................................         (39)             -               (5)             -
Variable account fee (notes 2 and 5) .......................      (7,076)             -           (1,737)             -
                                                              ----------       --------          -------       --------
  Net investment activity ..................................      (7,668)             -            1,162              -

Proceeds from mutual fund shares sold ......................     320,989              -          507,051              -
Cost of mutual fund shares sold ............................    (312,762)             -         (505,316)             -
                                                              ----------       --------          -------       --------
Realized gain (loss) on investments ........................       8,227              -            1,735              -
Change in unrealized gain (loss)
  on investments ...........................................     177,946              -           45,507              -
                                                              ----------       --------          -------       --------
  Net gain (loss) on investments ...........................     186,173              -           47,242              -
                                                              ----------       --------          -------       --------
Reinvested capital gains ...................................          -               -               -               -
                                                              ----------       --------          -------       --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................................     178,505              -           48,404              -
                                                              ----------       --------          -------       --------
Equity transactions:
Purchase payments received from
  contract owners ..........................................   1,743,904              -          305,707              -
Transfers between funds ....................................     636,159              -          694,651              -
Redemptions ................................................     (61,114)             -          (58,899)             -
Adjustments to maintain reserves ...........................       3,646              -              (26)             -
                                                              ----------       --------          -------       --------
    Net equity transactions ................................   2,322,595              -          941,433              -

Net change in contract owners' equity ......................   2,501,100              -          989,837              -
Contract owners' equity beginning
  of period ................................................          -               -               -               -
                                                              ----------       --------          -------       --------
Contract owners' equity end of period ......................  $2,501,100              -          989,837              -
                                                              ==========       ========          =======       ========

                                                                            NAATMod                        NAATModAgg
                                                                            -------                        ----------
                                                                      1998            1997             1998           1997
                                                                      ----            ----             ----           ----
Investment activity:
Reinvested dividends .......................................    $    7,009               -            6,488              -
Mortality and expense charges (note 2) .....................          (144)              -             (519)             -
Administration charges (note 2):
      Tier I ...............................................           (89)              -             (353)             -
      Tier II ..............................................           (22)              -              (42)             -
      Tier III .............................................            (2)              -              (31)             -
      Tier IV ..............................................            (1)              -               (1)             -
      Tier V ...............................................            (3)              -               (6)             -
Variable account fee (notes 2 and 5) .......................        (5,378)              -           (6,720)             -
                                                                 ---------        --------       ---------        --------
  Net investment activity ..................................         1,370               -           (1,184)             -

Proceeds from mutual fund shares sold ......................       223,358               -          269,868              -
Cost of mutual fund shares sold ............................      (231,762)              -         (272,261)             -
                                                                 ---------        --------       ---------        --------
Realized gain (loss) on investments ........................        (8,404)              -           (2,393)             -
Change in unrealized gain (loss)
  on investments ...........................................       147,289               -          139,867              -
                                                                 ---------                        ---------
  Net gain (loss) on investments ...........................       138,885               -          137,474              -
                                                                 ---------        --------       ---------        --------
Reinvested capital gains ...................................            -                -               -               -
                                                                 ---------        --------       ---------        --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................................       140,255               -          136,290              -
                                                                 ---------        --------       ---------        --------
Equity transactions:
Purchase payments received from
  contract owners ..........................................     1,468,718               -        1,713,467              -
Transfers between funds ....................................       740,919               -          560,385              -
Redemptions ................................................      (164,560)              -         (104,241)             -
Adjustments to maintain reserves ...........................            69               -               49              -
                                                                 ---------        --------       ---------        --------
    Net equity transactions ................................     2,045,146               -        2,169,660              -

Net change in contract owners' equity ......................     2,185,401               -        2,305,950              -
Contract owners' equity beginning
  of period ................................................            -                -               -               -
                                                                 ---------        --------        ---------       --------
Contract owners' equity end of period ......................    $2,185,401               -        2,305,950              -
                                                                 =========        ========        =========       --------

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                         NAATModCon                        NWFund
                                                                         ----------                        ------
                                                                    1998           1997             1998            1997
                                                                    ----           ----             ----            ----
Investment activity:
Reinvested dividends .......................................  $    6,383              -        1,347,907         858,226
Mortality and expense charges (note 2) .....................         (80)             -         (181,761)       (330,998)
Administration charges (note 2):
      Tier I ...............................................         (32)             -          (81,359)       (148,673)
      Tier II ..............................................         (22)             -          (24,501)        (47,277)
      Tier III .............................................          (7)             -          (13,841)        (25,296)
      Tier IV ..............................................          -               -           (5,294)         (9,148)
      Tier V ...............................................          (1)             -           (7,330)        (12,503)
Variable account fee (notes 2 and 5) .......................      (3,025)             -         (809,923)             -
                                                              ----------        -------      -----------      ----------
  Net investment activity ..................................       3,216              -          223,898         284,331

Proceeds from mutual fund shares sold ......................     521,818              -        7,999,054       6,266,837
Cost of mutual fund shares sold ............................    (530,663)             -       (4,247,844)     (3,680,205)
                                                              ----------        -------      -----------      ----------
Realized gain (loss) on investments ........................      (8,845)             -        3,751,210       2,586,632
Change in unrealized gain (loss)
  on investments ...........................................      55,977              -       22,649,562      13,332,389
                                                              ----------        -------      -----------      ----------
  Net gain (loss) on investments ...........................      47,132              -       26,400,772      15,919,021
                                                              ----------        -------      -----------      ----------
Reinvested capital gains ...................................          -               -        7,747,144       4,357,194
                                                              ----------        -------      -----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................................      50,348              -       34,371,814      20,560,546
                                                              ----------        -------      -----------      ----------
Equity transactions:
Purchase payments received from
  contract owners ..........................................     388,620              -       52,495,182      17,504,981
Transfers between funds ....................................     570,000              -       33,595,689      15,259,707
Redemptions ................................................     (29,257)             -      (15,086,070)     (8,674,178)
Adjustments to maintain reserves ...........................          42              -           12,173          (2,327)
                                                              ----------        -------      -----------      ----------
    Net equity transactions ................................     929,405              -       71,016,974      24,088,183

Net change in contract owners' equity ......................     979,753              -      105,388,788      44,648,729
Contract owners' equity beginning
  of period ................................................          -               -       89,106,304      44,457,575
                                                              ----------        -------      -----------      ----------
Contract owners' equity end of period ......................  $  979,753              -      194,495,092      89,106,304
                                                              ==========        =======      ===========      ==========

                                                                            NWGroFd                          NWMyMkt
                                                                            -------                          -------
                                                                     1998             1997            1998            1997
                                                                     ----             ----            ----            ----
Investment activity:
Reinvested dividends .......................................   $   10,180           60,952       2,595,204       2,538,526
Mortality and expense charges (note 2) .....................      (13,561)         (38,660)        (81,562)       (254,376)
Administration charges (note 2):
      Tier I ...............................................       (5,900)         (17,881)        (30,154)        (95,174)
      Tier II ..............................................       (2,556)          (6,779)         (9,901)        (27,102)
      Tier III .............................................         (869)          (2,338)         (5,455)        (17,915)
      Tier IV ..............................................         (216)            (622)         (3,463)        (10,690)
      Tier V ...............................................         (547)          (1,460)         (5,380)        (17,451)
Variable account fee (notes 2 and 5) .......................      (45,450)              -         (276,482)             -
                                                                ---------        ---------      ----------      ----------
  Net investment activity ..................................      (58,919)          (6,788)      2,182,807       2,115,818

Proceeds from mutual fund shares sold ......................      954,882        1,515,017      64,733,660      65,472,045
Cost of mutual fund shares sold ............................     (616,307)        (992,381)    (64,733,660)    (65,472,045)
                                                                ---------        ---------      ----------      ----------
Realized gain (loss) on investments ........................      338,575          522,636              -               -
Change in unrealized gain (loss)
  on investments ...........................................      942,443          283,755              -               -
                                                                ---------        ---------      ----------      ----------
  Net gain (loss) on investments ...........................    1,281,018          806,391              -               -
                                                                ---------        ---------      ----------      ----------
Reinvested capital gains ...................................      443,703          928,742              -               -
                                                                ---------        ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...........................................    1,665,802        1,728,345       2,182,807       2,115,818
                                                                ---------        ---------      ----------      ----------
Equity transactions:
Purchase payments received from
  contract owners ..........................................      344,800          423,584       8,935,086      10,477,258
Transfers between funds ....................................     (524,581)        (580,789)     15,995,607     (10,384,252)
Redemptions ................................................     (551,408)      (1,098,214)    (10,347,103)     (8,399,390)
Adjustments to maintain reserves ...........................           93              (35)          4,712            (686)
                                                                ---------        ---------      ----------      ----------
    Net equity transactions ................................     (731,096)      (1,255,454)     14,588,302      (8,307,070)

Net change in contract owners' equity ......................      934,706          472,891      16,771,109      (6,191,252)
Contract owners' equity beginning
  of period ................................................    7,669,126        7,196,235      44,623,765      50,815,017
                                                                ---------        ---------      ----------      ----------
Contract owners' equity end of period ......................   $8,603,832        7,669,126      61,394,874      44,623,765
                                                                =========        =========      ==========      ==========


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                          NWIndxFdY                       NSATSmCo
                                                                          ---------                       --------
                                                                    1998           1997             1998           1997
                                                                    ----           ----             ----           ----
Investment activity:
Reinvested dividends ......................................   $      775              -               -               -
Mortality and expense charges (note 2) ....................           -               -           (1,123)             -
Administration charges (note 2):
      Tier I ..............................................           -               -             (449)             -
      Tier II .............................................           -               -             (280)             -
      Tier III ............................................           -               -              (45)             -
      Tier IV .............................................           -               -              (26)             -
      Tier V ..............................................           -               -              (41)             -
Variable account fee (notes 2 and 5) ......................         (144)             -          (10,968)             -
                                                              ----------        -------        ---------        -------
  Net investment activity .................................          631              -          (12,932)             -

Proceeds from mutual fund shares sold .....................      203,591              -        4,312,495              -
Cost of mutual fund shares sold ...........................     (200,931)             -       (4,520,280)             -
                                                              ----------        -------        ---------        -------
Realized gain (loss) on investments .......................        2,660              -         (207,785)             -
Change in unrealized gain (loss)
  on investments ..........................................        8,813              -          271,278              -
                                                              ----------        -------        ---------        -------
  Net gain (loss) on investments ..........................       11,473              -           63,493              -
                                                              ----------        -------        ---------        -------
Reinvested capital gains ..................................           -               -               -               -
                                                              ----------        -------        ---------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................       12,104              -           50,561              -
                                                              ----------        -------        ---------        -------
Equity transactions:
Purchase payments received from
  contract owners .........................................       20,822              -        1,991,575              -
Transfers between funds ...................................      281,573              -        1,247,455              -
Redemptions ...............................................          (10)             -         (111,457)             -
Adjustments to maintain reserves ..........................           (1)             -              762              -
                                                              ----------        -------        ---------        -------
    Net equity transactions ...............................      302,384              -        3,128,335              -

Net change in contract owners' equity .....................      314,488              -        3,178,896              -
Contract owners' equity beginning
  of period ...............................................           -               -               -               -
                                                              ----------        -------        ---------        -------
Contract owners' equity end of period .....................   $  314,488              -        3,178,896              -
                                                              ==========        =======        =========        =======

                                                                            NBGuard                          NBPartTr
                                                                            -------                          --------
                                                                      1998             1997           1998            1997
                                                                      ----             ----           ----            ----
Investment activity:
Reinvested dividends ......................................    $   226,684          219,518              -               -
Mortality and expense charges (note 2) ....................        (71,447)        (170,400)             -               -
Administration charges (note 2):
      Tier I ..............................................        (30,092)         (72,318)             -               -
      Tier II .............................................        (10,176)         (24,787)             -               -
      Tier III ............................................         (4,330)         (10,868)             -               -
      Tier IV .............................................         (2,006)          (4,336)             -               -
      Tier V ..............................................         (3,918)          (9,033)             -               -
Variable account fee (notes 2 and 5) ......................       (216,169)              -              (40)             -
                                                                ----------       ----------          ------        -------
  Net investment activity .................................       (111,454)         (72,224)            (40)             -

Proceeds from mutual fund shares sold .....................      8,180,376        4,722,451          22,832              -
Cost of mutual fund shares sold ...........................     (7,161,975)      (3,617,011)        (23,331)             -
                                                                ----------       ----------          ------        -------
Realized gain (loss) on investments .......................      1,018,401        1,105,440            (499)             -
Change in unrealized gain (loss)
  on investments ..........................................     (6,007,812)      (1,847,382)           (304)             -
                                                                ----------       ----------          ------        -------
  Net gain (loss) on investments ..........................     (4,989,411)        (741,942)           (803)             -
                                                                ----------       ----------          ------        -------
Reinvested capital gains ..................................      5,801,836        5,284,078           1,489              -
                                                                ----------       ----------          ------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................        700,971        4,469,912             646              -
                                                                ----------       ----------          ------        -------
Equity transactions:
Purchase payments received from
  contract owners .........................................     12,761,883       14,909,263           2,516              -
Transfers between funds ...................................    (10,226,488)       3,648,156          46,543              -
Redemptions ...............................................     (4,244,239)      (4,870,821)            (11)             -
Adjustments to maintain reserves ..........................            586           (7,439)             34              -
                                                                ----------       ----------          ------        -------
    Net equity transactions ...............................     (1,708,258)      13,679,159          49,082              -

Net change in contract owners' equity .....................     (1,007,287)      18,149,071          49,728              -
Contract owners' equity beginning
  of period ...............................................     40,059,033       21,909,962              -               -
                                                                ----------       ----------          ------        -------
Contract owners' equity end of period .....................    $39,051,746       40,059,033          49,728              -
                                                                ==========       ==========          ======        =======

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                           PrBalY                         PrIntY
                                                                           ------                         ------
                                                                    1998           1997            1998            1997
                                                                    ----           ----            ----            ----
Investment activity:
Reinvested dividends ......................................   $      237              -               -               -
Mortality and expense charges (note 2) ....................           -               -               -               -
Administration charges (note 2):
      Tier I ..............................................           -               -               -               -
      Tier II .............................................           -               -               -               -
      Tier III ............................................           -               -               -               -
      Tier IV .............................................           -               -               -               -
      Tier V ..............................................           -               -               -               -
Variable account fee (notes 2 and 5) ......................          (51)             -               (1)             -
                                                              ----------        -------           ------         ------
  Net investment activity .................................          186              -               (1)             -

Proceeds from mutual fund shares sold .....................        1,152              -            5,631              -
Cost of mutual fund shares sold ...........................       (1,165)             -           (5,607)             -
                                                              ----------        -------           ------         ------
Realized gain (loss) on investments .......................          (13)             -               24              -
Change in unrealized gain (loss)
  on investments ..........................................        1,562              -               51              -
                                                              ----------        -------           ------         ------
  Net gain (loss) on investments ..........................        1,549              -               75              -
                                                              ----------        -------           ------         ------
Reinvested capital gains ..................................           -               -               -               -
                                                              ----------        -------           ------         ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................        1,735              -               74              -
                                                              ----------        -------           ------         ------
Equity transactions:
Purchase payments received from
  contract owners .........................................        1,222              -            1,775              -
Transfers between funds ...................................       68,896              -           23,003              -
Redemptions ...............................................           -               -              (10)             -
Adjustments to maintain reserves ..........................           -               -                8              -
                                                              ----------        -------           ------         ------
    Net equity transactions ...............................       70,118              -           24,776              -

Net change in contract owners' equity .....................       71,853              -           24,850              -
Contract owners' equity beginning
  of period ...............................................           -               -               -               -
                                                              ----------        -------           ------         ------
Contract owners' equity end of period .....................   $   71,853              -           24,850              -
                                                              ==========        =======           ======         ======

                                                                       PrLgCapGrY                       PrLgCpValY
                                                                       ----------                       ----------
                                                                 1998             1997             1998           1997
                                                                 ----             ----             ----           ----
Investment activity:
Reinvested dividends ......................................    $    -                -                9              -
Mortality and expense charges (note 2) ....................         -                -               -               -
Administration charges (note 2):
      Tier I ..............................................         -                -               -               -
      Tier II .............................................         -                -               -               -
      Tier III ............................................         -                -               -               -
      Tier IV .............................................         -                -               -               -
      Tier V ..............................................         -                -               -               -
Variable account fee (notes 2 and 5) ......................        (20)              -               (1)             -
                                                                ------          ------           ------         ------
  Net investment activity .................................        (20)              -                8              -

Proceeds from mutual fund shares sold .....................        791               -               -               -
Cost of mutual fund shares sold ...........................       (780)              -               -               -
                                                                ------          ------           ------         ------
Realized gain (loss) on investments .......................         11               -               -               -
Change in unrealized gain (loss)
  on investments ..........................................      2,799               -              336              -
                                                                ------          ------           ------         ------
  Net gain (loss) on investments ..........................      2,810               -              336              -
                                                                ------          ------           ------         ------
Reinvested capital gains ..................................         -                -               -               -
                                                                ------          ------           ------         ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................      2,790               -              344              -
                                                                ------          ------           ------         ------
Equity transactions:
Purchase payments received from
  contract owners .........................................      3,245               -            2,581              -
Transfers between funds ...................................     76,348               -           35,362              -
Redemptions ...............................................         -                -               -               -
Adjustments to maintain reserves ..........................          1               -               (2)             -
                                                                ------          ------           ------         ------
    Net equity transactions ...............................     79,594               -           37,941              -

Net change in contract owners' equity .....................     82,384               -           38,285              -
Contract owners' equity beginning
  of period ...............................................         -                -               -               -
                                                                ------          ------           ------         ------
Contract owners' equity end of period .....................    $82,384               -           38,285              -
                                                                ======          ======           ======         ======


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                         PrSmCapY                         OppGlob
                                                                         --------                         -------
                                                                    1998           1997             1998           1997
                                                                    ----           ----             ----           ----
Investment activity:
Reinvested dividends ......................................   $       20              -                2              -
Mortality and expense charges (note 2) ....................           -               -               -               -
Administration charges (note 2):
      Tier I ..............................................           -               -               -               -
      Tier II .............................................           -               -               -               -
      Tier III ............................................           -               -               -               -
      Tier IV .............................................           -               -               -               -
      Tier V ..............................................           -               -               -               -
Variable account fee (notes 2 and 5) ......................           (8)             -               (5)             -
                                                              ----------        -------           ------        -------
  Net investment activity .................................           12              -               (3)             -

Proceeds from mutual fund shares sold .....................       18,993              -           43,412              -
Cost of mutual fund shares sold ...........................      (18,520)             -          (43,036)             -
                                                              ----------        -------           ------        -------
Realized gain (loss) on investments .......................          473              -              376              -
Change in unrealized gain (loss)
  on investments ..........................................        1,713              -              240              -
                                                              ----------        -------           ------        -------
  Net gain (loss) on investments ..........................        2,186              -              616              -
                                                              ----------        -------           ------        -------
Reinvested capital gains ..................................           -               -               16              -
                                                              ----------        -------           ------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................        2,198              -              629              -
                                                              ----------        -------           ------        -------
Equity transactions:
Purchase payments received from
  contract owners .........................................        5,868              -              457              -
Transfers between funds ...................................       66,889              -           11,799              -
Redemptions ...............................................           -               -               -               -
Adjustments to maintain reserves ..........................          807              -               -               -
                                                              ----------        -------           ------        -------
    Net equity transactions ...............................       73,564              -           12,256              -

Net change in contract owners' equity .....................       75,762              -           12,885              -
Contract owners' equity beginning
  of period ...............................................           -               -               -               -
                                                              ----------        -------           ------        -------
Contract owners' equity end of period .....................   $   75,762              -           12,885              -
                                                              ==========        =======           ======        =======


                                                                             PutInvFd                         PutVoyFd
                                                                             --------                         --------
                                                                       1998             1997            1998            1997
                                                                       ----             ----            ----            ----
Investment activity:
Reinvested dividends ......................................    $         -           201,337              -               -
Mortality and expense charges (note 2) ....................        (115,931)        (245,470)       (360,379)       (845,606)
Administration charges (note 2):
      Tier I ..............................................         (58,129)        (128,526)       (166,907)       (392,409)
      Tier II .............................................         (13,427)         (26,541)        (51,949)       (122,438)
      Tier III ............................................          (8,862)         (18,768)        (23,873)        (56,223)
      Tier IV .............................................          (2,260)          (4,493)        (10,379)        (24,210)
      Tier V ..............................................          (4,242)          (8,093)        (13,276)        (30,696)
Variable account fee (notes 2 and 5) ......................        (541,453)              -       (1,329,097)             -
                                                                -----------       ----------     -----------     -----------
  Net investment activity .................................        (744,304)        (230,554)     (1,955,860)     (1,471,582)

Proceeds from mutual fund shares sold .....................      10,353,759        7,194,124       9,123,281      13,936,317
Cost of mutual fund shares sold ...........................      (6,878,135)      (5,511,306)     (4,595,683)     (7,581,337)
                                                                -----------       ----------     -----------     -----------
Realized gain (loss) on investments .......................       3,475,624        1,682,818       4,527,598       6,354,980
Change in unrealized gain (loss)
  on investments ..........................................      20,401,849        7,106,597      28,840,575      21,628,132
                                                                -----------       ----------     -----------     -----------
  Net gain (loss) on investments ..........................      23,877,473        8,789,415      33,368,173      27,983,112
                                                                -----------       ----------     -----------     -----------
Reinvested capital gains ..................................       3,061,748        5,186,816      18,635,623      11,805,197
                                                                -----------       ----------     -----------     -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................................      26,194,917       13,745,677      50,047,936      38,316,727
                                                                -----------       ----------     -----------     -----------
Equity transactions:
Purchase payments received from
  contract owners .........................................      25,610,793        9,952,027      54,734,164      49,543,414
Transfers between funds ...................................      17,906,156        6,647,199      (9,047,899)     (5,787,505)
Redemptions ...............................................      (6,468,507)      (6,224,509)    (17,706,573)    (18,823,850)
Adjustments to maintain reserves ..........................           2,712             (299)         (5,847)         (3,442)
                                                                -----------       ----------     -----------     -----------
    Net equity transactions ...............................      37,051,154       10,374,418      27,973,845      24,928,617

Net change in contract owners' equity .....................      63,246,071       24,120,095      78,021,781      63,245,344
Contract owners' equity beginning
  of period ...............................................      59,923,257       35,803,162     200,390,725     137,145,381
                                                                -----------       ----------     -----------     -----------
Contract owners' equity end of period .....................    $123,169,328       59,923,257     278,412,506     200,390,725
                                                                ===========       ==========     ===========     ===========


                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                         SEI500Ix                        SelGroFd
                                                                         --------                        --------
                                                                    1998            1997            1998            1997
                                                                    ----            ----            ----            ----
Investment activity:
Reinvested dividends ....................................   $  1,115,872         496,400          19,069              -
Mortality and expense charges (note 2) ..................       (118,601)       (180,116)        (17,703)        (47,926)
Administration charges (note 2):
      Tier I ............................................        (54,008)        (81,570)         (7,977)        (22,236)
      Tier II ...........................................        (14,709)        (23,893)         (2,228)         (5,696)
      Tier III ..........................................         (9,909)        (14,809)         (1,141)         (2,991)
      Tier IV ...........................................         (3,207)         (4,741)           (500)         (1,383)
      Tier V ............................................         (4,702)         (6,925)           (871)         (2,297)
Variable account fee (notes 2 and 5) ....................       (559,451)             -          (65,691)             -
                                                            ------------      ----------      ----------       ---------
  Net investment activity ...............................        351,285         184,346         (77,042)        (82,529)

Proceeds from mutual fund shares sold ...................      8,951,655       6,510,687       2,458,366       2,225,057
Cost of mutual fund shares sold .........................     (6,238,921)     (4,821,399)     (1,726,231)     (1,924,254)
                                                            ------------      ----------      ----------       ---------
Realized gain (loss) on investments .....................      2,712,734       1,689,288         732,135         300,803
Change in unrealized gain (loss)
  on investments ........................................     17,933,741       6,582,190       1,539,014         129,162
                                                            ------------      ----------      ----------       ---------
  Net gain (loss) on investments ........................     20,646,475       8,271,478       2,271,149         429,965
                                                            ------------      ----------      ----------       ---------
Reinvested capital gains ................................      1,080,072         382,784       1,235,654       1,117,389
                                                            ------------      ----------      ----------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................................     22,077,832       8,838,608       3,429,761       1,464,825
                                                            ------------      ----------      ----------       ---------
Equity transactions:
Purchase payments received from
  contract owners .......................................     42,935,941      25,239,383       1,956,041       1,994,573
Transfers between funds .................................     13,539,167      21,078,872         185,492        (842,537)
Redemptions .............................................    (10,807,421)     (7,775,480)     (1,137,875)     (1,342,748)
Adjustments to maintain reserves ........................          7,989          (8,585)            593            (659)
                                                            ------------      ----------      ----------       ---------
    Net equity transactions .............................     45,675,676      38,534,190       1,004,251        (191,371)

Net change in contract owners' equity ...................     67,753,508      47,372,798       4,434,012       1,273,454
Contract owners' equity beginning
  of period .............................................     57,955,034      10,582,236       9,706,959       8,433,505
                                                            ------------      ----------      ----------       ---------
Contract owners' equity end of period ...................   $125,708,542      57,955,034      14,140,971       9,706,959
                                                            ============      ==========      ==========       =========

                                                                          AIMTreas                          TRIntStk
                                                                          --------                          --------
                                                                     1998             1997            1998            1997
                                                                     ----             ----            ----            ----
Investment activity:
Reinvested dividends ....................................      $  262,395          217,515         473,012         404,000
Mortality and expense charges (note 2) ..................          (7,334)         (20,246)        (49,478)       (150,968)
Administration charges (note 2):
      Tier I ............................................          (2,250)          (6,730)        (20,181)        (63,120)
      Tier II ...........................................            (591)          (1,889)         (6,757)        (21,402)
      Tier III ..........................................            (618)          (1,303)         (3,664)        (11,121)
      Tier IV ...........................................            (880)          (2,261)         (1,371)         (3,996)
      Tier V ............................................            (260)            (776)         (2,722)         (7,667)
Variable account fee (notes 2 and 5) ....................         (27,489)              -         (167,284)             -
                                                                ---------        ---------      ----------      ----------
  Net investment activity ...............................         222,973          184,310         221,555         145,726

Proceeds from mutual fund shares sold ...................      46,105,295       22,350,432      62,175,381      29,556,434
Cost of mutual fund shares sold .........................     (46,105,295)     (22,350,432)    (62,694,538)    (26,380,399)
                                                                ---------        ---------      ----------      ----------
Realized gain (loss) on investments .....................              -                -         (519,157)      3,176,035
Change in unrealized gain (loss)
  on investments ........................................              -                -        4,166,469      (3,819,017)
                                                                ---------        ---------      ----------      ----------
  Net gain (loss) on investments ........................              -                -        3,647,312        (642,982)
                                                                ---------        ---------      ----------      ----------
Reinvested capital gains ................................              -                -          752,519       1,111,001
                                                                ---------        ---------      ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................................         222,973          184,310       4,621,386         613,745
                                                                ---------        ---------      ----------      ----------
Equity transactions:
Purchase payments received from
  contract owners .......................................         969,868          976,012       7,432,534      10,320,079
Transfers between funds .................................       4,082,704        1,160,637      (4,653,084)     (2,910,875)
Redemptions .............................................      (3,214,916)        (847,759)     (2,634,045)     (4,778,319)
Adjustments to maintain reserves ........................            (977)           2,892          (2,418)          3,678
                                                                ---------        ---------      ----------      ----------
    Net equity transactions .............................       1,836,679        1,291,782         142,987       2,634,563

Net change in contract owners' equity ...................       2,059,652        1,476,092       4,764,373       3,248,308
Contract owners' equity beginning
  of period .............................................       4,162,607        2,686,515      28,674,990      25,426,682
                                                                ---------        ---------      ----------      ----------
Contract owners' equity end of period ...................      $6,222,259        4,162,607      33,439,363      28,674,990
                                                                =========        =========      ==========      ==========


                                                                     (Continued)

                             NACo VARIABLE ACCOUNT
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                     Years Ended December 31, 1998 and 1997

                                                                         TemForFd                         WPEmGro
                                                                         --------                         -------
                                                                    1998            1997            1998           1997
                                                                    ----            ----            ----           ----
Investment activity:
Reinvested dividends ....................................   $  1,127,070       1,469,709              -               -
Mortality and expense charges (note 2) ..................        (82,947)       (227,825)             -               -
Administration charges (note 2):
      Tier I ............................................        (37,085)       (100,578)             -               -
      Tier II ...........................................        (13,197)        (37,019)             -               -
      Tier III ..........................................         (5,742)        (16,074)             -               -
      Tier IV ...........................................         (1,897)         (5,303)             -               -
      Tier V ............................................         (3,279)         (8,925)             -               -
Variable account fee (notes 2 and 5) ....................       (231,294)             -               (5)             -
                                                            ------------      ----------          ------         ------
  Net investment activity ...............................        751,629       1,073,985              (5)             -

Proceeds from mutual fund shares sold ...................     13,169,841       8,737,686           7,464              -
Cost of mutual fund shares sold .........................    (12,461,664)     (7,341,764)         (7,086)             -
                                                            ------------      ----------          ------         ------
Realized gain (loss) on investments .....................        708,177       1,395,922             378              -
Change in unrealized gain (loss)
  on investments ........................................     (7,117,392)     (4,411,710)          1,134              -
                                                            ------------      ----------          ------         ------
  Net gain (loss) on investments ........................     (6,409,215)     (3,015,788)          1,512              -
                                                            ------------      ----------          ------         ------
Reinvested capital gains ................................      3,316,187       3,875,434              -               -
                                                            ------------      ----------          ------         ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ........................................     (2,341,399)      1,933,631           1,507              -
                                                            ------------      ----------          ------         ------
Equity transactions:
Purchase payments received from
  contract owners .......................................     12,117,782      15,303,596             819              -
Transfers between funds .................................    (12,861,305)      2,903,432          19,262              -
Redemptions .............................................     (3,786,740)     (4,616,849)            (16)             -
Adjustments to maintain reserves ........................         (2,974)         (2,254)             (5)             -
                                                            ------------      ----------          ------         ------
    Net equity transactions .............................     (4,533,237)     13,587,925          20,060              -

Net change in contract owners' equity ...................     (6,874,636)     15,521,556          21,567              -
Contract owners' equity beginning
  of period .............................................     48,520,128      32,998,572              -               -
                                                            ------------      ----------          ------         ------
Contract owners' equity end of period ...................   $ 41,645,492      48,520,128          21,567              -
                                                            ============      ==========          ======         ======


See accompanying notes to financial statements.

                              NACo VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 1998 and 1997


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         NACo Variable Account (NACoVA) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on September 7, 1988, and has been registered as a unit investment trust under the Investment Company Act of 1940. The NACoVA was introduced for exclusive use by Member Counties for deferred compensation Plans adopted under the National Association of Counties
         (NACo) Program.

         The Company offers group flexible fund retirement contracts through the NACoVA. The primary distribution for the contracts is through an affiliated sales organization.

     (b) The Contracts

         The Group Flexible Retirement Contracts (the Contract) are offered for purchase in connection with deferred compensation Plans adopted by Member Counties under the NACo Program. Participants in the contracts may invest in any of the following fund sub-accounts:

              American Century: Income & Growth Fund (ACIncGro)
              American Century: Twentieth Century Growth Fund (ACTCGro)
                (not available for contracts issued on or after May 1, 1997)
              American Century: Twentieth Century International Discovery Fund
                (ACTCIntDis)
              American Century: Twentieth Century Ultra Fund, Inc. (ACTCUltra) The Bond Fund of America(SM), Inc. (BdFdAm)
                (only available for certain contracts issued beginning July 1,
                1994)
              Dreyfus Appreciation Fund, Inc. (DryApp)
              Dreyfus Premier Midcap Stock - Class A (DryPreMCap)
              The Dreyfus Third Century Fund, Inc. (Dry3dCen)
              Evergreen Income and Growth Fund - Class Y (EvIncGro)
                (formerly The Evergreen Total Return Fund)
                (not available for contracts issued on or after October 1, 1993)
              Federated Investment Series Fund, Inc. - Federated Bond Fund -
               Class F (FedBdFd)
              Federated U.S. Government Securities Fund: 2-5 Years -
               Institutional Shares (FedUSGvt)
              Fidelity Advisor Growth Opportunities Fund - Class A (FAGrOppA) Fidelity Advisor High Yield Fund - Class T (FAHiYld)
              Fidelity Capital & Income Fund (FidCapInc)
                (formerly Fidelity High Income Fund)
                (not available for contracts issued on or after January 1, 1987)
              Fidelity Contrafund (FidContr) (not available for contracts issued on or after June 30, 1998)
              Fidelity Equity-Income Fund (FidEqInc)
              Fidelity Magellan(R) Fund (FidMgln) (not available for contracts issued on or after October 1, 1997)
              Fidelity OTC Portfolio (FidOTC)
              Fidelity Puritan(R) Fund (FidPurtn)
              INVESCO Dynamics Fund, Inc. (InvDynam)
              INVESCO Total Return Fund (InvTotRet)
              The Investment Company of America(R) (InvCoAm)
                (only available for certain contracts issued beginning July 1,
                1994)

              MAS Funds - Fixed Income Portfolio (MASFIP)
              Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
                (not available for contracts issued on or after May 1, 1997)
              MFS(R) Growth Opportunities Fund - Class A (MFSGrOpp)
                (not available for contracts issued on or after October 1, 1993)
              MFS(R) High Income Fund - Class A (MFSHiInc)
              Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio
                 - Class B (MSIEqGroB)
              Portfolios of the Nationwide Asset Allocation Trust (NAAT)
                (managed for a fee by an affiliated investment advisor)
                  NAAT - The Aggressive Portfolio (NAATAggr)
                  NAAT - The Conservative Portfolio (NAATCons)
                  NAAT - The Moderate Portfolio (NAATMod)
                  NAAT - The Moderately Aggressive Portfolio (NAATModAgg)
                  NAAT - The Moderately Conservative Portfolio (NAATModCon)
              Funds of the Nationwide Investing Foundation II
                (managed for a fee by an affiliated investment advisor)
                  Nationwide(R) Fund - Class D (NWFund)
                  Nationwide(R) Growth Fund - Class D (NWGroFd)
                    (not available for contracts issued on or after October 1,
                    1993)
                  Nationwide(R) Money Market Fund (NWMyMkt)
                  Nationwide(R) S&P 500 Index Fund - Class Y (NWIndxFdY)
              Nationwide(R) Separate Account Trust - Small Company Fund
                (NSATSmCo) (managed for a fee by an affiliated investment advisor)

              Funds of the Nationwide Investing Foundation III (NIFIII)
                (managed for a fee by an affiliated investment advisor)
                  NIF III - Prestige Balanced Fund - Class Y (PrBalY)
                  NIF III - Prestige International Fund - Class Y (PrIntY)
                  NIF III - Prestige Large Cap Growth Fund - Class Y
                  (PrLgCapGrY)
                  NIF III - Prestige Large Cap Value Fund - Class Y (PrLgCpValY) NIF III - Prestige Small Cap Fund - Class Y (PrSmCapY)
              Neuberger & Berman Equity Funds(R) - Guardian Fund (NBGuard) Neuberger & Berman Equity Trust(R) - Partners Trust (NBPartTr) Oppenheimer Global Fund - Class A (OppGlob)
              Putnam Investors Fund - Class A (PutInvFd)
              Putnam Voyager Fund - Class A (PutVoyFd)
              SEI Index Funds - S&P 500 Index Portfolio (SEI500Ix)
              Seligman Growth Fund, Inc. - Class A (SelGroFd)
              Short-Term Investments Trust - Treasury Portfolio - Institutional
               Class (AIMTreas)
              T. Rowe Price International Funds, Inc. - International Stock Fund(R) (TRIntStk)
              Templeton Foreign Fund - Class I (TemForFd)
              Warburg Pincus Emerging Growth Fund - Common Shares (WPEmGro)

         All of the above funds were being utilized as of December 31, 1998.

         The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the NACoVA form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The assets in this account are held pursuant to contracts with entities which are exempt from federal income tax. Because of this exemption, no taxes need be provided for investment income or realized and unrealized capital gains. Annuity payouts and withdrawal payments are taxable as wages when received by the participants.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  EXPENSES

     No deduction for a sales charge is made from the purchase payments for these contracts. However, if an owner terminates the contract and directs the Company to withdraw all or part of the contract value held in the Account for less than sixteen (16) years, the Company will, with certain exceptions, assess a contingent deferred sales charge by deducting an amount from each participant's account. This charge will be equal to not more than 4% in the first year, declining to 1% in the fifteenth year, of the lesser of all purchase payments made on behalf of a participant prior to the date of withdrawal, or the amount withdrawn. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. Sales charges may be reduced or eliminated upon negotiated conversion of the contracts to other investment programs offered by the Company or its affiliates.

     Prior to May 1, 1998 the following charges were deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge which are assessed through the daily unit value calculation. The morality risk charge and the expense risk charge are equal to an annual rate of 0.10% and 0.40% respectively; and the administration charge prior to May 1, 1996 was 0.45%. Beginning May 1, 1996, the administration charge is based upon the aggregate balance of assets held under the Contract by each Member County, as follows:

                Expense                                         Administration
                 Tier                Assets (Millions)              Charge
               ---------              --------------             ------------
                   I                     Up to $10                   .45%
                  II                  Over $10 to $25                .40%
                  III                 Over $25 to $50                .30%
                  IV                 Over $50 to $150                .20%
                   V                     Over $150                   .15%

     The administration charge is determined using the December 31 asset balance and is effective at the next expense tier on the following May 1.

     Beginning May 1, 1998 under the terms of the Contracts, the Company assumes various risks and incurs administrative expenses associated with the issuance of the Contracts. For the Company's contractual promise to accept these risks and expenses, the Contracts provide for the deduction of a Variable Account Fee, which is calculated as a percentage of assets and is deducted on each valuation date from amounts held in the Account. On an annual basis, the maximum Variable Account Fee is 0.95% of the average account value.

     As with all other charges, this fee is subject to negotiation and may vary from one contract to another reflecting the unique characteristics of different contracts when considered as a whole. In negotiating the amount of the fee, the Company may consider factors which may reduce expenses incurred by the Company. These factors might include, but are not limited to: (1) the size of the contract; (2) the number of eligible employees; (3) the number of contract participants; (4) demographics of contract participants; (5) general economic conditions; (6) the varying costs associated with the inclusion of underlying mutual fund options; (7) the type of contract issued (for example, whether the contract is issued as an allocated contract or unallocated contract); (8) costs associated with distribution of the contract; and (9) any other factors which the Company deems relevant. (See summary of variable account fees at Note 5)

     Contract owners may negotiate an exchange privilege with the Company. The exchange privilege provides for transfers of units among the various investment options for each participant's account. The number of transfers allowed, and any administrative charges associated therewith, are subject to negotiation between the contract owner and the Company.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998.

                                                               ASSET
                                                               CHARGE           UNITS           UNIT VALUE            AMOUNT
                                                               ------           -----           ----------            ------
     American Century: Income & Growth Fund .................   0.80%             76,300        $ 1.097595          $     83,746
                                                                0.70%             36,320          1.097739                39,870
                                                                0.55%             39,351          1.097955                43,206
                                                                0.40%                636          1.098171                   698
                                                                0.15%             51,660          1.098531                56,750
     American Century:
        Twentieth Century Growth Fund .......................   0.95%          6,270,208          7.915964            49,634,741
                                                                0.90%          3,210,215          7.926529            25,445,862
                                                                0.80%          2,832,513          7.947702            22,511,969
                                                                0.65%          1,377,500          7.975584            10,986,367
                                                                0.50%            359,828          7.922098             2,850,593
                                                                0.40%          2,228,401          7.987376            17,799,077
                                                                0.30%            207,682          7.988751             1,659,120
     American Century: Twentieth Century
        International Discovery Fund ........................   0.80%            103,189          1.084264               111,884
                                                                0.70%             43,124          1.084406                46,764
                                                                0.55%              7,164          1.084619                 7,770
                                                                0.40%            456,421          1.084832               495,140
                                                                0.15%             25,538          1.085187                27,714
     American Century:
        Twentieth Century Ultra Fund ........................   0.95%         59,827,396          2.316089           138,565,574
                                                                0.90%         25,526,505          2.319181            59,200,585
                                                                0.80%         20,465,127          2.325375            47,589,095
                                                                0.65%          9,983,888          2.333533            23,297,732
                                                                0.50%          3,364,116          2.317883             7,797,627
                                                                0.40%         23,187,750          2.336984            54,189,401
                                                                0.30%          1,622,498          2.337386             3,792,404

     The Bond Fund of America(SM), Inc. .....................   0.95%          3,149,438          2.429862             7,652,700
                                                                0.90%          1,615,501          2.433154             3,930,763
                                                                0.80%            954,957          2.439748             2,329,854
                                                                0.65%            722,007          2.448428             1,767,782
                                                                0.50%            268,515          2.431945               653,014
                                                                0.40%            861,657          2.452190             2,112,947

     Dreyfus Appreciation Fund, Inc. ........................   0.80%             60,330          1.080133                65,164
                                                                0.70%             52,910          1.080275                57,157
                                                                0.55%             20,457          1.080487                22,104
                                                                0.40%              7,474          1.080700                 8,077
                                                                0.30%                116          1.080842                   125
                                                                0.15%             86,357          1.081055                93,357

     Dreyfus Premier Midcap Stock - Class A .................   0.80%              6,837          1.133283                 7,748
                                                                0.70%             23,028          1.133431                26,101
                                                                0.15%              4,299          1.134248                 4,876


                                                                     (Continued)

                                                                ASSET
                                                                CHARGE          UNITS           UNIT VALUE      AMOUNT
                                                                ------          -----           ----------      ------
     The Dreyfus Third Century Fund, Inc. ...................   0.95%               172          4.554448            783
                                                                0.80%         6,657,158          4.572707     30,441,233
                                                                0.70%         3,080,222          4.584920     14,122,571
                                                                0.55%         2,140,647          4.557584      9,756,179
                                                                0.40%         1,100,730          4.558760      5,017,964
                                                                0.30%           132,409          4.559545        603,725
                                                                0.25%           340,211          4.559937      1,551,341
                                                                0.15%         2,316,305          4.602327     10,660,393

     Evergreen Income and Growth Fund - Class Y .............   0.95%           569,094          2.380651      1,354,814
                                                                0.90%           288,461          2.383829        687,642
                                                                0.80%           111,941          2.390198        267,561
                                                                0.65%           125,423          2.398586        300,838
                                                                0.50%            32,633          2.382498         77,748
                                                                0.40%           242,926          2.402138        583,542
     Federated Investments Series Funds, Inc.  -
        Federated Bond Fund - Class F .......................   0.80%            77,098          1.018687         78,539
                                                                0.70%             1,037          1.018821          1,057
                                                                0.40%           170,453          1.019222        173,729
                                                                0.15%            19,138          1.019557         19,512
     Federated U.S. Government Securities Fund:
        2-5 Years - Institutional Shares ....................   0.95%         3,088,503          1.394078      4,305,614
                                                                0.90%         1,498,243          1.395957      2,091,483
                                                                0.80%         1,061,815          1.399720      1,486,244
                                                                0.65%           558,667          1.404671        784,743
                                                                0.50%           281,752          1.395671        393,233
                                                                0.40%         1,119,202          1.406762      1,574,451
     Fidelity Advisor Growth Opportunities
        Fund - Class A ......................................   0.80%            32,561          1.089301         35,469
                                                                0.70%             1,223          1.089444          1,332
                                                                0.55%             5,256          1.089659          5,727
                                                                0.40%               930          1.089873          1,014
                                                                0.30%                 6          1.090017              7
                                                                0.25%             1,714          1.090088          1,868
                                                                0.15%            38,722          1.090231         42,216

     Fidelity Advisor High Yield Fund - Class T .............   0.80%               395          1.064751            421
                                                                0.70%               116          1.064934            124
                                                                0.55%             2,276          1.065207          2,424
                                                                0.15%            55,862          1.065933         59,545

     Fidelity Capital & Income Fund .........................   0.95%           187,924          4.829318        907,545
                                                                0.90%            59,194          4.835829        286,252
                                                                0.80%            60,278          4.848865        292,280
                                                                0.65%           142,236          4.866016        692,123
                                                                0.50%            15,722          4.834839         76,013
                                                                0.40%            53,798          4.873259        262,172

                                                                ASSET
                                                                CHARGE          UNITS                   UNIT VALUE      AMOUNT
                                                                ------          -----                   ----------      ------
     Fidelity Contrafund ...................................    0.95%         79,731,135                 2.522162    201,094,839
                                                                0.90%         34,985,707                 2.525528     88,357,383
                                                                0.80%         26,018,143                 2.532274     65,885,067
                                                                0.65%         11,832,023                 2.541159     30,067,052
                                                                0.50%          6,920,209                 2.524114     17,467,396
                                                                0.40%         21,126,009                 2.544916     53,763,918

     Fidelity Equity-Income Fund ...........................    0.95%         20,055,246                 7.691828    154,261,503
                                                                0.90%         10,047,811                 7.702094     77,389,185
                                                                0.80%          6,525,557                 7.722666     50,394,697
                                                                0.65%          4,532,595                 7.749762     35,126,532
                                                                0.50%          2,032,139                 7.697797     15,642,993
                                                                0.40%          7,558,249                 7.761233     58,661,332

     Fidelity Magellan(R) Fund .............................    0.95%         33,527,719                 2.389171     80,103,454
                                                                0.90%         13,728,148                 2.392359     32,842,658
                                                                0.80%         11,284,101                 2.398748     27,067,715
                                                                0.65%          5,041,523                 2.407162     12,135,763
                                                                0.50%          2,481,152                 2.391021      5,932,487
                                                                0.40%          7,449,476                 2.410721     17,958,608

     Fidelity OTC Portfolio ................................    0.95%          7,583,243                 2.544511     19,295,645
                                                                0.90%          3,156,471                 2.547908      8,042,398
                                                                0.80%          2,759,385                 2.554714      7,049,439
                                                                0.65%          1,453,622                 2.563678      3,726,619
                                                                0.50%            554,256                 2.546479      1,411,401
                                                                0.40%          3,023,192                 2.567467      7,761,946

     Fidelity Puritan(R) Fund ..............................    0.95%         10,568,994                 1.843889     19,488,052
                                                                0.90%          5,207,051                 1.846350      9,614,039
                                                                0.80%          3,223,535                 1.851282      5,967,672
                                                                0.65%          1,260,820                 1.857778      2,342,324
                                                                0.50%          1,058,070                 1.845320      1,952,478
                                                                0.40%          2,399,715                 1.860527      4,464,735

     INVESCO Dynamics Fund, Inc. ...........................    0.80%             38,248                 1.172431         44,843
                                                                0.70%              3,535                 1.172584          4,145
                                                                0.55%              5,449                 1.172815          6,391
                                                                0.40%            278,971                 1.173045        327,246
                                                                0.15%              2,672                 1.173429          3,135

     INVESCO Total Return Fund .............................    0.80%              9,067                 1.023668          9,282
                                                                0.70%              1,276                 1.023803          1,306
                                                                0.55%              2,742                 1.024005          2,808
                                                                0.15%             12,945                 1.024544         13,263

     The Investment Company of America(R) ..................    0.95%         15,826,712                 2.773161     43,890,020
                                                                0.90%          6,890,273                 2.776862     19,133,337
                                                                0.80%          4,926,029                 2.784278     13,715,434
                                                                0.65%          1,858,205                 2.794045      5,191,908
                                                                0.50%          1,244,473                 2.775312      3,453,801
                                                                0.40%          3,259,397                 2.798178      9,120,373


                                                                     (Continued)

                                                           ASSET
                                                           CHARGE           UNITS                  UNIT VALUE       AMOUNT
                                                           ------           -----                  ----------       ------
 MAS Funds - Fixed Income Portfolio ....................    0.95%         1,989,011                 1.413926      2,812,314
                                                            0.90%           991,972                 1.415813      1,404,447
                                                            0.80%           261,209                 1.419597        370,812
                                                            0.65%           278,580                 1.424580        396,859
                                                            0.50%           100,650                 1.415024        142,422
                                                            0.40%           616,144                 1.426689        879,046
 Massachusetts Investors Growth
    Stock Fund - Class A ...............................    0.95%           310,155                22.143725      6,867,987
                                                            0.90%           143,669                22.173275      3,185,612
                                                            0.80%           125,998                22.232493      2,801,250
                                                            0.65%            64,922                22.310477      1,448,441
                                                            0.50%            22,289                22.160876        493,944
                                                            0.40%           120,267                22.343460      2,687,181

 MFS(R) Growth Opportunities Fund - Class A ............    0.95%           657,789                11.531693      7,585,421
                                                            0.90%           366,180                11.547088      4,228,313
                                                            0.80%           190,471                11.577941      2,205,262
                                                            0.65%           180,839                11.618570      2,101,091
                                                            0.50%            63,546                11.540626        733,361
                                                            0.40%           203,691                11.635755      2,370,099

 MFS(R) High Income Fund - Class A .....................    0.95%         1,376,013                 6.172749      8,493,783
                                                            0.90%           516,943                 6.181070      3,195,261
                                                            0.80%           346,946                 6.197734      2,150,279
                                                            0.65%           253,885                 6.219656      1,579,077
                                                            0.50%           106,230                 6.179806        656,481
                                                            0.40%           451,743                 6.228913      2,813,868

 Morgan Stanley Institutional Fund, Inc. -
    Equity Growth Portfolio - Class B ..................    0.80%            11,853                 1.106680         13,117
                                                            0.40%            10,064                 1.107260         11,143
                                                            0.30%                 6                 1.107406              7
                                                            0.15%             2,580                 1.107624          2,858

 NAAT - The Aggressive Portfolio .......................    0.70%           819,842                 1.152311        944,713
                                                            0.60%           296,908                 1.150285        341,529
                                                            0.45%           211,746                 1.150582        243,631
                                                            0.25%           144,398                 1.150978        166,199
                                                            0.15%             1,783                 1.151176          2,053
                                                            0.10%             2,524                 1.151275          2,906
                                                            0.00%           691,326                 1.157296        800,069

 NAAT - The Conservative Portfolio .....................    0.70%           382,730                 1.110341        424,961
                                                            0.60%            97,738                 1.108390        108,332
                                                            0.45%           207,470                 1.108677        230,017
                                                            0.25%            85,045                 1.109060         94,320
                                                            0.10%             4,359                 1.109347          4,836
                                                            0.00%           114,219                 1.115144        127,371

 NAAT - The Moderate Portfolio .........................    0.70%         1,312,884                 1.145999      1,504,564
                                                            0.60%           193,617                 1.143985        221,495
                                                            0.45%           114,698                 1.144281        131,247
                                                            0.25%            17,475                 1.144675         20,003
                                                            0.10%             9,964                 1.144971         11,408
                                                            0.00%           257,772                 1.150956        296,684

                                                           ASSET
                                                          CHARGE           UNITS                   UNIT VALUE      AMOUNT
                                                          -------          ------                  ----------      ------
NAAT - The Moderately Aggressive Portfolio ............    0.70%          1,127,941                 1.143522      1,289,825
                                                           0.60%            169,925                 1.141512        193,971
                                                           0.45%            154,400                 1.141807        176,295
                                                           0.25%            138,659                 1.142200        158,376
                                                           0.15%              3,674                 1.142397          4,197
                                                           0.10%             19,416                 1.142495         22,183
                                                           0.00%            401,494                 1.148468        461,103

NAAT - The Moderately Conservative Portfolio ..........    0.70%            455,658                 1.131933        515,774
                                                           0.60%            135,133                 1.129944        152,693
                                                           0.45%             55,915                 1.130236         63,197
                                                           0.25%            104,938                 1.130626        118,646
                                                           0.15%              1,110                 1.130821          1,255
                                                           0.00%            112,759                 1.136829        128,188

Nationwide(R) Fund - Class D ..........................    0.95%                 36                26.722904            962
                                                           0.80%          3,247,615                26.830004     87,133,523
                                                           0.70%          1,298,643                26.901646     34,935,634
                                                           0.55%            904,019                26.741341     24,174,680
                                                           0.40%            481,772                26.748259     12,886,562
                                                           0.30%            163,349                26.752871      4,370,055
                                                           0.25%            104,524                26.755178      2,796,558
                                                           0.15%          1,044,190                27.003819     28,197,118

Nationwide(R) Growth Fund - Class D ...................    0.95%            679,189                 4.725203      3,209,306
                                                           0.90%            408,603                 4.731510      1,933,309
                                                           0.80%            280,426                 4.744149      1,330,383
                                                           0.65%             88,677                 4.760794        422,173
                                                           0.50%             31,217                 4.728868        147,621
                                                           0.40%            255,124                 4.767838      1,216,390
                                                           0.30%             72,274                 4.768660        344,650

Nationwide(R) Money Market Fund .......................    0.80%          6,949,105                 3.139103     21,813,956
                                                           0.70%          3,320,018                 3.147557     10,449,946
                                                           0.55%          2,277,564                 3.129626      7,127,924
                                                           0.40%          2,708,726                 3.154895      8,545,746
                                                           0.30%            289,513                 3.131607        906,641
                                                           0.25%            662,386                 3.132003      2,074,595
                                                           0.15%          3,344,001                 3.132794     10,476,066

Nationwide(R) S&P 500 Index Fund - Class Y ............    0.80%             64,039                 1.093550         70,030
                                                           0.70%             97,706                 1.093694        106,860
                                                           0.55%              4,693                 1.093909          5,134
                                                           0.40%             19,071                 1.094125         20,866
                                                           0.30%                 81                 1.094268             89
                                                           0.25%             76,493                 1.094340         83,709
                                                           0.15%             25,400                 1.094484         27,800

Nationwide(R) SAT - Small Company Fund ................    0.80%          1,340,017                 0.963521      1,291,135
                                                           0.70%            589,435                 0.964638        568,591
                                                           0.55%            494,950                 0.962509        476,394
                                                           0.40%            454,960                 0.966626        439,776
                                                           0.30%             19,582                 0.962923         18,856
                                                           0.25%             84,982                 0.963006         81,838
                                                           0.15%            313,865                 0.963171        302,306


                                                                     (Continued)

                                                           ASSET
                                                           CHARGE           UNITS                  UNIT VALUE      AMOUNT
                                                           ------           -----                  ----------      ------
Neuberger & Berman Equity Funds(R) -
   Guardian Fund ........................................  0.95%          9,040,807                 1.729738     15,638,227
                                                           0.90%          4,341,380                 1.732048      7,519,479
                                                           0.80%          2,886,123                 1.736676      5,012,261
                                                           0.65%          1,466,182                 1.742771      2,555,219
                                                           0.50%            658,443                 1.731080      1,139,818
                                                           0.40%          4,117,644                 1.745353      7,186,742

Neuberger & Berman Equity Trust(R) -
   Partners Trust .......................................  0.80%                  6                 1.041831              6
                                                           0.70%             46,617                 1.041968         48,573
                                                           0.55%              1,093                 1.042174          1,139
                                                           0.15%                 10                 1.042722             10

NIF III - Prestige Balanced Fund - Class Y ..............  0.70%             67,659                 1.061002         71,786
                                                           0.60%                 38                 1.061142             40
                                                           0.00%                 25                 1.061978             27

NIF III - Prestige International Fund - Class Y .........  0.70%              2,686                 1.092070          2,933
                                                           0.60%             19,996                 1.092213         21,840
                                                           0.00%                 70                 1.093071             77

NIF III - Prestige Large Cap Growth Fund - Class Y ......  0.70%             39,909                 1.139564         45,479
                                                           0.60%             22,783                 1.139713         25,966
                                                           0.45%              6,708                 1.139937          7,647
                                                           0.00%              2,886                 1.140610          3,292

NIF III - Prestige Large Cap Value Fund - Class Y .......  0.70%                858                 1.049429            900
                                                           0.60%             24,426                 1.049566         25,637
                                                           0.45%              7,855                 1.049773          8,246
                                                           0.00%              3,334                 1.050394          3,502

NIF III - Prestige Small Cap Fund - Class Y .............  0.70%              7,654                 1.090386          8,346
                                                           0.60%             33,702                 1.090529         36,753
                                                           0.45%             17,596                 1.090743         19,193
                                                           0.25%              3,784                 1.091029          4,128
                                                           0.00%              6,727                 1.091387          7,342

Oppenheimer Global Fund - Class A .......................  0.80%              2,237                 1.106449          2,475
                                                           0.70%                942                 1.106594          1,042
                                                           0.55%              6,579                 1.106811          7,282
                                                           0.15%              1,884                 1.107392          2,086

Putnam Investors Fund - Class A .........................  0.95%          2,421,935                24.311753     58,881,486
                                                           0.90%            897,593                24.344197     21,851,181
                                                           0.80%            549,318                24.409212     13,408,420
                                                           0.65%            297,345                24.494833      7,283,416
                                                           0.50%             60,549                24.330583      1,473,192
                                                           0.40%            684,364                24.531046     16,788,165
                                                           0.30%            141,978                24.535266      3,483,468

                                                           ASSET
                                                          CHARGE          UNITS                   UNIT VALUE          AMOUNT
                                                          -------         -----                   ----------          ------
Putnam Voyager Fund - Class A                              0.95%        27,161,675                 4.715165        128,071,779
                                                           0.90%        10,644,754                 4.721461         50,258,791
                                                           0.80%         7,755,689                 4.734076         36,716,021
                                                           0.65%         4,199,459                 4.750689         19,950,324
                                                           0.50%         1,141,130                 4.718816          5,384,783
                                                           0.40%         7,057,963                 4.757715         33,579,776
                                                           0.30%           935,379                 4.758533          4,451,032

SEI Index Funds - S&P 500 Index Portfolio                  0.95%        28,576,205                 1.909266         54,559,577
                                                           0.90%        12,293,095                 1.911811         23,502,074
                                                           0.80%         8,439,537                 1.916911         16,177,841
                                                           0.65%         5,122,867                 1.923629          9,854,496
                                                           0.50%         2,027,825                 1.910747          3,874,661
                                                           0.40%         9,208,478                 1.926474         17,739,893

Seligman Growth Fund, Inc. - Class A.                      0.95%           352,047                16.801408          5,914,885
                                                           0.90%           174,614                16.823830          2,937,676
                                                           0.80%            90,887                16.868765          1,533,151
                                                           0.65%            52,182                16.927940            883,334
                                                           0.50%            24,055                16.814429            404,471
                                                           0.40%           145,547                16.952971          2,467,454

Short-Term Investments Trust -
   Treasury Portfolio - Institutional Class                0.95%         1,766,084                 1.276562          2,254,516
                                                           0.90%         1,030,158                 1.278283          1,316,833
                                                           0.80%           320,548                 1.281729            410,856
                                                           0.65%           891,584                 1.286263          1,146,812
                                                           0.50%            86,239                 1.278022            110,215
                                                           0.40%           763,114                 1.288178            983,027

T. Rowe Price International Funds, Inc.  -
   International Stock Fund(R)                             0.95%         9,434,812                 1.379298         13,013,417
                                                           0.90%         3,948,203                 1.381139          5,453,017
                                                           0.80%         3,133,125                 1.384829          4,338,842
                                                           0.65%         1,610,019                 1.389689          2,237,426
                                                           0.50%         1,224,755                 1.380367          1,690,611
                                                           0.40%         4,818,444                 1.391746          6,706,050

Templeton Foreign Fund - Class I                           0.80%        13,917,762                 1.214689         16,905,752
                                                           0.70%         7,746,564                 1.217936          9,434,819
                                                           0.55%         5,316,578                 1.210671          6,436,627
                                                           0.40%         1,884,614                 1.210984          2,282,237
                                                           0.30%           572,528                 1.211193            693,442
                                                           0.25%           599,440                 1.211297            726,100
                                                           0.15%         4,225,950                 1.222569          5,166,515

Warburg Pincus Emerging Growth Fund -
   Common Shares                                           0.80%             5,986                 1.140152              6,825
                                                           0.70%               882                 1.140301              1,006
                                                           0.55%             8,854                 1.140526             10,098
                                                           0.40%               224                 1.140750                256
                                                           0.15%             2,964                 1.141124              3,382
                                                                        ==========                =========    ---------------
  Total Contract Owners' Equity                                                                                $ 2,784,900,031
                                                                                                               ===============

(5)      Variable Account Fees

         The following is a summary of variable account fees for the period May 1, 1998 to December 31, 1998.

       Percentage                      TOTAL       ACIncGro    ACTCGro    ACTCIntDis     ACTCUltra     BdFdAm       DryApp
       ----------                      -----       --------    -------    ----------     ---------     ------       ------
         0.95% ................  $  6,585,520          -       291,751         -          759,586      48,961          -
         0.90% ................     2,627,146          -       140,063         -          302,906      23,071          -
         0.80% ................     1,994,050         39       108,208        59          218,855      10,944         30
         0.70% ................       692,150         26        35,014        25           72,777       4,882         32
         0.65% ................       961,637          -        45,760         -          124,179       6,454          -
         0.60% ................           763          -             -         -                -           -          -
         0.55% ................        37,994         14             -         1            4,718           -          9
         0.50% ................        41,007          -         1,755         -                -         423          -
         0.45% ................        54,298          -             -         -           53,860           -          -
         0.40% ................       282,706          -        18,239        47                -       2,502          2
         0.30% ................         7,558          -           612         -            1,383           -          -
         0.25% ................         2,468          -             -         -                -           -          -
         0.20% ................        18,215          2             -         3                -           -          9
         0.15% ................             4          -             -         -                -           -          -
                                 ------------         --       -------       ---        ---------      ------         --
Total variable account fees ...  $ 13,305,516         81       641,402       135        1,538,264      97,237         82
                                 ============         ==       =======       ===        =========      ======         ==

       Percentage                  DryPreMCap     Dry3dCen   EvIncGro
       ----------                  ----------     --------   --------
         0.95% ................    $    -         140,954      9,437
         0.90% ................         -          57,233      4,039
         0.80% ................         1          63,645      1,495
         0.70% ................         -          28,547      1,025
         0.65% ................         -          22,436      1,793
         0.60% ................         -               -          -
         0.55% ................         -           6,650          -
         0.50% ................         -               -         50
         0.45% ................         -               -          -
         0.40% ................         -           2,530        617
         0.30% ................         -             215          -
         0.25% ................         -             472          -
         0.20% ................         -           3,831          -
         0.15% ................         -               -          -
                                        -         -------     ------
Total variable account fees ...    $    1         326,513     18,456
                                        =         =======     ======

         Percentage                    FedBdFd       FedUSGvt       FAGrOppA       FAHiYld      FidCapInc     FidContr
         ----------                    -------       --------       --------       -------      ---------     --------
         0.95% .....................   $     -       19,714             -              -          6,051      1,125,435
         0.90% .....................         -        8,478             -              -          1,794        444,624
         0.80% .....................        23        5,953             3              -          2,081        298,523
         0.70% .....................         1        1,704             -              -          2,390        102,142
         0.65% .....................         -        3,102             -              -          1,369        129,942
         0.60% .....................         -            -             -              -              -              -
         0.55% .....................         -            -             2              1              -              -
         0.50% .....................         -          240             -              -             50         10,615
         0.45% .....................         -            -             -              -              -              -
         0.40% .....................        13        1,723             -              -            203         54,439
         0.30% .....................         -            -             -              -              -              -
         0.25% .....................         -            -             -              -              -              -
         0.20% .....................         2            -             4              3              -              -
         0.15% .....................         -            -             -              -              -              -
                                       -------       ------             -              -         ------      ---------
Total variable account fees ........   $    39       40,914             9              4         13,938      2,165,720
                                       =======       ======             =              =         ======      =========

         Percentage                     FidEqInc         FidMgIn         FidOTC      FidPurtn
         ----------                     --------         -------         ------      --------
         0.95% .....................   $  978,414        451,976        103,690       113,951
         0.90% .....................      425,805        162,898         39,859        51,253
         0.80% .....................      312,268        129,279         30,080        30,852
         0.70% .....................      122,006         34,728         10,397         8,562
         0.65% .....................      187,833         48,548         19,507        10,664
         0.60% .....................            -              -              -             -
         0.55% .....................            -              -              -             -
         0.50% .....................       10,019          3,626            867         1,237
         0.45% .....................            -              -              -             -
         0.40% .....................       54,720         16,607          6,061         5,038
         0.30% .....................            -              -              -             -
         0.25% .....................            -              -              -             -
         0.20% .....................            -              -              -             -
         0.15% .....................            -              -              -             -
                                        ---------        -------        -------       -------
Total variable account fees ........   $2,091,065        847,662        210,461       221,557
                                        =========        =======        =======       =======

       Percentage                InvDynam   InvTotRet   InvCoAm     MASFIP    MFSGrStk   MFSGrOpp   MFSHiInc   MSIEqGroB
       ----------                --------   ---------   -------     ------    --------   --------   --------   ---------
         0.95% ................  $     -        -       261,313     14,823     39,089     45,624     50,190        -
         0.90% ................        -        -       102,917      5,931     17,056     23,186     19,064        -
         0.80% ................       15        3        64,000      2,164     14,382     14,053     12,776        2
         0.70% ................        3        1        17,363        678      2,997      4,916      3,950        -
         0.65% ................        -        -        22,042      1,540      8,276      8,810      9,234        -
         0.60% ................        -        -             -          -          -          -          -        -
         0.55% ................        3        1             -          -          -          -          -        -
         0.50% ................        -        -         2,190         93        305        451        411        -
         0.45% ................        -        -             -          -          -          -          -        -
         0.40% ................       74        -        10,196        909      1,821      1,206      2,951        4
         0.30% ................        -        -             -          -          -          -          -        -
         0.25% ................        -        -             -          -          -          -          -        -
         0.20% ................        -        1             -          -          -          -          -        -
         0.15% ................        -        -             -          -          -          -          -        -
                                 -------        -       -------     ------     ------     ------     ------        -
Total variable account fees ...  $    95        6       480,021     26,138     83,926     98,246     98,576        6
                                 =======        =       =======     ======     ======     ======     ======        =

       Percentage                    NAATAggr     NAATCons
       ----------                    --------     --------
         0.95% ................       $2,542        709
         0.90% ................        1,134        224
         0.80% ................          565        74
         0.70% ................          913        416
         0.65% ................        1,495        107
         0.60% ................          244         83
         0.55% ................            -          -
         0.50% ................            -          -
         0.45% ................          132         93
         0.40% ................            -          -
         0.30% ................            -          -
         0.25% ................           51          -
         0.20% ................            -         31
         0.15% ................            -          -
                                       -----      -----
Total variable account fees ...       $7,076      1,737
                                       =====      =====

       Percentage                            NAATMod       NAATModAgg     NAATModCon     NWFund        NWGroFd         NWMyMkt
       ----------                            -------       ----------     ----------     ------        -------         -------
         0.95% ...........................  $  2,960         3,575          1,364        352,279        20,220         99,303
         0.90% ...........................       458           536            310        133,584        11,298         49,646
         0.80% ...........................       317           623            613        175,591         6,348         50,606
         0.70% ...........................     1,163         1,052            375         63,159         3,461         24,629
         0.65% ...........................       210           654            176         49,597         2,479         34,448
         0.60% ...........................       190           128            112              -             -              -
         0.55% ...........................         -             -              -         16,710             -          4,921
         0.50% ...........................         -             -              -              -            92              -
         0.45% ...........................        73           101             37              -             -              -
         0.40% ...........................         -             -              -          6,433         1,423          9,983
         0.30% ...........................         -             -              -          1,673           129            363
         0.25% ...........................         6            47             38            922             -            658
         0.20% ...........................         -             1             -           9,975             -          1,925
         0.15% ...........................         1             3             -               -             -              -
                                            --------         -----          -----        -------        ------        -------
Total variable account fees ..............  $  5,378         6,720          3,025        809,923        45,450        276,482
                                            ========         =====          =====        =======        ======        =======

       Percentage                              NWIndxFdY      NSATSmCo       NBGuard        NBPartTr
       ----------                              ---------      --------       -------        --------
         0.95% ...........................       $  -           3,959        105,386            -
         0.90% ...........................          -           2,442         42,598            -
         0.80% ...........................         68           2,154         30,545            -
         0.70% ...........................         58           1,044          8,382           36
         0.65% ...........................          -             636         20,994            -
         0.60% ...........................          -               -              -            -
         0.55% ...........................          -             309              -            1
         0.50% ...........................          -               -            772            -
         0.45% ...........................          -               -              -            -
         0.40% ...........................          7             347          7,492            3
         0.30% ...........................          -               7              -            -
         0.25% ...........................          8              25              -            -
         0.20% ...........................          3              45              -            -
         0.15% ...........................          -               -              -            -
                                                  ---          ------        -------           --
Total variable account fees ..............       $144          10,968        216,169           40
                                                  ===          ======        =======           ==


                                                                     (Continued)

       Percentage                   PrBalY      PrIntY  PrLgCapGrY     PrLgCpValY    PrSmCapY  OppGlob   PutInvFd
       ----------                   ------      ------  ----------     ----------    --------  -------   --------
         0.95% ................  $       -        -        -              -               -      -       299,060
         0.90% ................          -        -        -              -               -      -        99,102
         0.80% ................          -        -        -              -               -      5        70,035
         0.70% ................         51        1       19              -               1      -        18,059
         0.65% ................          -        -        -              -               -      -        38,689
         0.60% ................          -        -        -              -               6      -             -
         0.55% ................          -        -        -              -               -      -             -
         0.50% ................          -        -        -              -               -      -           895
         0.45% ................          -        -        1              1               -      -             -
         0.40% ................          -        -        -              -               -      -        14,344
         0.30% ................          -        -        -              -               -      -         1,269
         0.25% ................          -        -        -              -               1      -             -
         0.20% ................          -        -        -              -               -      -             -
         0.15% ................          -        -        -              -               -      -             -
                                 ---------        -       --              -               -      -       -------
Total variable account fees ...  $      51        1       20              1               8      5       541,453
                                 =========        =       ==              =               =      =       =======

       Percentage                   PutVoyFd     SEI500Ix    SelGroFd
       ----------                   --------     --------    --------
         0.95% ................   $  715,316      291,873     32,833
         0.90% ................      254,919      108,987     14,122
         0.80% ................      173,289       80,858      8,033
         0.70% ................       60,859       21,698      2,478
         0.65% ................       87,003       34,323      5,845
         0.60% ................            -            -          -
         0.55% ................            -            -          -
         0.50% ................        3,233        2,270        249
         0.45% ................            -            -          -
         0.40% ................       32,851       19,442      2,131
         0.30% ................        1,627            -          -
         0.25% ................            -            -          -
         0.20% ................            -            -          -
         0.15% ................            -            -          -
                                   ---------      -------     ------
Total variable account fees ...   $1,329,097      559,451     65,691
                                   =========      =======     ======

       Percentage                   AIMTreas       TRIntStk      TemForFd          WPEmGro
       ----------                   --------       --------      --------          -------
         0.95%                   $    12,180        80,016        100,986             -
         0.90%                         5,583        30,625         41,401             -
         0.80%                         2,162        23,257         49,172             2
         0.70%                         3,559         8,452         18,118             1
         0.65%                         2,505        18,120         12,867             -
         0.60%                             -             -              -             -
         0.55%                             -             -          4,652             2
         0.50%                            81         1,083              -             -
         0.45%                             -             -              -             -
         0.40%                         1,419         5,731          1,198             -
         0.30%                             -             -            280             -
         0.25%                             -             -            240             -
         0.20%                             -             -          2,380             -
         0.15%                             -             -              -             -
                                 -----------       -------        -------              -
Total variable account fees      $    27,489       167,284        231,294              5
                                 ===========       =======        =======              =

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of NACo Variable Account:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of NACo Variable Account as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of NACo Variable Account as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP


Columbus, Ohio
February 5, 1999

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220



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